================================================================================

          THE       |
        ALGER       |    MEETING THE CHALLENGE
     AMERICAN       |    OF INVESTING
        FUND        |


                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO


       ANNUAL       |    DECEMBER 31, 1996
       REPORT       |
                    |
                    |
                    |

================================================================================

FELLOW SHAREHOLDERS:                                           January 22, 1997


1996 IN REVIEW
Obviously, 1996 was a very difficult year for us. Upon analysis, I think that our difficulty was primarily stylistic. The Alger American Fund, while having portfolios which concentrate in different market cap sizes, uses the same research product and style for all of its equity portfolios. We invest primarily in rapidly growing companies, some of which have very high multiples. This is a strategy which, over our thirty-two year history of managing money, has proven to deliver years which are often euphorically good (1995) or occasionally bad
(1996). We have maintained this strategy because, over time, it has tended to produce superior results. Even after considering 1996, our Growth Portfolio and our MidCap Portfolio have average annual returns in excess of 15% over three years. Additionally, our Growth, Small Capitalization, MidCap Growth and Leveraged AllCap Portfolios have outperformed their respective benchmark returns by considerable margins on a since-inception basis.

While we were by no means pleased with the performance of our funds through midyear, most of our relative performance problems came in the second half of the year, after the market's major correction in July. Last year, the market, especially after the mini crash of July, took on a very conservative cast and there was a sharp reduction in P/E multiple premiums paid for growth stocks. Our analysis shows that based on 1997 earnings, we begin this year with virtually no premium for growth stocks over the market itself. There are obviously some exceptions to this rule. The four largest companies in the NASDAQ (Intel, Microsoft, Cisco and Oracle) all did very well last year. However, small cap and mid cap growth stocks generally fared very poorly during the second half of the year.

This style "problem" contributed considerably to our relative underperformance. It was not, however, the full story. Last year, our analysts made a few bad analytical calls. We failed to foresee the earnings collapse of the HMO's, for example, and we lost a fair amount in other medical technology companies, many of which did very poorly after the first quarter. We also became excessively concerned about earnings of some of our electronic technology companies and sold them prior to the crash of July, buying them back higher later in the year. While buying the stocks back proved to be the correct decision, some performance points were lost.

One of the great advantages to our way of managing money is that we usually can make up for bad years in a hurry. As growth stock multiples have contracted about as far as they usually do, it is our sense that we will be able to reverse the problem in 1997 and have an exceptional year relative to the market. We have also enhanced our research staff and created a separate team to bolster analysis on small cap growth companies. While our target for the Dow in 1997 is in the 7200 to 7300 range, we believe that our funds could do considerably better if everything works right.

PORTFOLIO MATTERS

ALGER AMERICAN GROWTH PORTFOLIO
For the year ended December 31, 1996, the Alger American Growth Portfolio's total return was 13.35% compared to 22.96% for the S&P 500. Since March 1996, the worries concerning both the bond and stock markets have been that the economy was growing too quickly, unemployment levels were too low, and inflation was just around the corner. It was presumed that these concerns would lead to an increase in Federal Reserve driven rates, most likely the Fed Funds rate, but also possibly the discount rate. We maintained that the marketplace was exaggerating the extent of the strength in the economy and, as a result, the Fed would not raise rates in 1996. This proved correct. However, the economic uncertainty which prevailed throughout most of the year resulted in defensive positioning of investors. As a result, there was a flight to very large, predictable, blue chip-type stocks. Stocks of companies which are expected to grow their earnings at a faster rate (25%+), which are the types of stocks in which this Portfolio typically invests, did not fare as well and there was a sharp reduction in their P/E multiple premiums. We expect that investor confidence will rebuild in 1997 and premiums for growth stocks will expand. This should translate into strong performance for the Portfolio.

ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
The Portfolio's total return for the year was 4.18% versus a return of 11.26% for the Russell 2000 Growth Index. In contrast, when we began 1996, the Portfolio had just produced a one year return of 44.31% versus 31.04% for the Russell 2000 Growth Index. These tremendous gains were realized in large part by a substantial commitment to the technology sector throughout most of 1995. As you may recall, technology stocks weakened considerably in the fourth quarter of that year. We attempted to reduce our position in this sector and were partially successful, cutting it from approximately 50% to 25% by the beginning of 1996. This effort was "too little too late" because technology stocks continued to perform erratically during the first quarter of 1996 and this contributed to the lackluster performance.

Also noteworthy is that during the June-July correction, small cap growth stocks seemed to catch the brunt of the negativity in the marketplace. Additionally, the Russell 2000 Growth Index had a substantial exposure to the financial and energy sectors, both of which performed well during the 12 month period. These were areas in which the Portfolio had minimal weighting, which accounts in part for the Portfolio's relative underperformance. Currently, the Portfolio is well diversified.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
The Alger American Income & Growth Portfolio had a total return for 1996 of 19.68% compared to 22.96% for the S&P 500. The Portfolio's strategy is to invest in growth stocks of different market capitalization sizes that provide current income through dividends, a more conservative strategy than which is generally found in our other Portfolios. Therefore, given the conservative cast of the market and the defensive positioning of investors, this Portfolio was able to generate strong relative returns.

ALGER AMERICAN BALANCED PORTFOLIO
The Alger American Balanced Portfolio's total return for the twelve-month period ended December 31, 1996 was 10.17%, while maintaining a ratio of approximately 55-65% common stocks and 35-45% debt securities. The Portfolio did not outperform the S&P 500, which returned 22.96% over the same time period; however the performance relative to the Lehman Brothers Gov't/Corp. Bond Index return of 2.90% and a blended index (60% S&P 500, 40% Lehman Brothers Gov't/Corp. Bond Index) return of 14.94% was more favorable.

The Portfolio's total performance suffered as a result of the lackluster performance in the more aggressive equity portion of the Portfolio which averaged roughly 60% of the Portfolio. Here, as in some of the other Portfolios, an overcommitment to technology coupled with relatively slack earnings for many of the owned companies hurt the Portfolio. The Portfolio was impacted further by its midyear exposure to health care related stocks, specifically HMO's. During the June-July correction, these stocks were especially hard-hit as increasing medical expenses hurt second quarter earnings. Presently the equity portion of the Portfolio is well positioned with diversified holdings in, among the top industries, financial services, semiconductors and pharmaceuticals.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

For the year ended December 31, 1996, the Alger American MidCap Growth Portfolio's total return was 11.90% as compared to 19.20% for the S&P MidCap 400 Index. In the exceedingly volatile environment that prevailed over the last 12 months, it proved very difficult to find the right group of stocks. Although activity in the bond market made the economy look, at times, overheated, corporate profits in the first half of the year were not that strong. As a result, earnings for many of the stocks held in the Portfolio grew at rates which were below expectations. Like the Alger American Small Capitalization Portfolio, this Portfolio was also negatively impacted by its large technology exposure in the early part of the year. Currently, the three largest industries represented in the Portfolio are retailing, semiconductors and financial services. As of year-end, the Portfolio has a 5 year estimated EPS of 24.2% and, with a P/E multiple (based on 1997 earnings estimates) of only 19.4x, demonstrates very attractive valuations relative to the market.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
For the year ended December 31, 1996, the Alger American Leveraged AllCap Portfolio's total return was 12.04%, compared to 22.96% for the S&P 500. As discussed previously, the economic uncertainty which existed throughout most of the year resulted in defensive positioning of investors. As a result, there was a flight to larger, more predictable, blue chip-type stocks. Therefore, the S&P 500 enjoyed a very strong year, driven by the larger, more stable companies in the index. This Portfolio employs an "allcap" (i.e. small, medium and large capitalizations) portfolio management strategy, and thus was relatively underweighted in these strong performing stocks. Additionally, as smaller and mid cap stocks significantly lagged the larger averages, the Portfolio's exposure to these types of stocks through its allcap strategy caused it to underperform the S&P 500, which has relatively little exposure in these areas.

LOOKING  AHEAD
Despite the substantial gains in the averages last year, we believe that the market is far from being fully valued. We expect that corporate profits will climb approximately 7% in 1997, slower than recent gains but in line with the long-term trend. The outlook for inflation and interest rates remains favorable. In mid-January, the earnings yield for the S&P Industrials on projected 1997 earnings was 5.2%, while long-term Treasury bonds with a maturity of 10 years or more yielded 6.78%. The ratio of earnings yield to long-term interest rates, which expresses the relationship between stocks and bonds, was 0.77. It is well above the recent average and indicates that the stock market is undervalued with long-term interest rates at current levels.

Additionally, investors are now paying virtually no premium for quality growth stocks. Currently, high quality growth stocks, which typically trade in a range of 1.5 to 2.5 times the market multiple, are trading at around 1.1 times based on our 1997 estimated earnings per share: below the low-end of the historical range. In other words, investors are paying only a very small premium for quality growth stocks. We believe that investors' unwillingness to pay a normal premium for growth stocks reflects their concern about the market's volatility. As it becomes clearer in the months ahead that the economy is expanding at a noninflationary, steady pace, we expect that investor confidence will rebuild and premiums for quality growth stocks will expand. This should translate into strong performance for the Portfolios.

The longer term also looks very bright. Recently I have found myself being asked the same question, "How long can this bull market go on?" I never hesitate to tell people that I expect the market, as measured by the Dow Jones Industrial Average, to hit 10,000 by the end of the decade. I think this answer seems to many to be either a bit far fetched or a number that I picked because it sounds good for the media--a nice big, round number. This is how the 10,000 was derived: I believe that the earnings per share of the Dow will ultimately be approximately $365 for 1996. If the economy is able to grow at a

3% rate in GDP (which it should, on average), I believe the Dow can grow its earnings at a 10% rate. This should bring earnings in the year 2000 to about $535 per share. The median relationship between the earnings yield on the averages and the long-bond has been 75% over fifteen years. Based on this number, given a 7% long-bond (which would presume a 3% inflation rate and a 4% real rate of return), the market should have a multiple of 19x. This, multiplied by its earnings, gives the Dow a value of 10190: QED!

On balance, we are extremely optimistic about the next few years.

                              Respectfully submitted,



                          /s/ David D. Alger
                              ------------------------
                              David D. Alger
                              President

                               TABLE OF CONTENTS

Alger American Growth Portfolio:

     Portfolio Highlights.............................................       5

     Schedule of Investments..........................................     6-7

     Financial Highlights.............................................       8

Alger American Small Capitalization Portfolio:

     Portfolio Highlights.............................................       9

     Schedule of Investments..........................................   10-12

     Financial Highlights.............................................      13

Alger American Income and Growth Portfolio:

     Portfolio Highlights.............................................      14

     Schedule of Investments..........................................   15-16

     Financial Highlights.............................................      17

Alger American Balanced Portfolio:

     Portfolio Highlights.............................................      18

     Schedule of Investments..........................................   19-21

     Financial Highlights.............................................      22

Alger American MidCap Growth Portfolio:

     Portfolio Highlights.............................................      23

     Schedule of Investments..........................................   24-26

     Financial Highlights.............................................      27

Alger American Leveraged AllCap Portfolio:

     Portfolio Highlights.............................................      28

     Schedule of Investments..........................................   29-30

     Financial Highlights.............................................      31

Statements of Assets and Liabilities..................................      32

Statements of Operations..............................................      33

Statement of Cash Flows (Alger American Leveraged AllCap Portfolio)...      34

Statements of Changes in Net Assets...................................   35-36

Notes to Financial Statements.........................................   37-39

--------------------------------------------------------------------------------

ALGER AMERICAN GROWTH PORTFOLIO
PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1996 (UNAUDITED)

--------------------------------------------------------------------------------

The Alger American Growth Portfolio invests in companies which generally have broader product lines, markets, financial resources and depth of management than smaller, newer companies.

--------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION January 9, 1989
--------------------------------------------------------------------------------

[THE TABLE BELOW IS REPRESENTATIVE OF A GRAPHIC PLOT POINT CHART]

         ALGER AMERICAN GROWTH      S&P 500 INDEX
         ---------------------      -------------
01/09/89         10,000                10,000
12/31/89         12,410                13,012
12/31/90         12,924                12,598
12/31/91         18,144                16,437
12/31/92         20,390                17,684
12/31/93         24,971                19,460
12/31/94         25,330                19,717
12/31/95         34,542                27,127
12/31/96         39,153                33,213


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Growth Portfolio and the S&P 500 Index on January 9, 1989, the inception date of the Alger American Growth Portfolio. The figures for both the Alger American Growth Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.


--------------------------------------------------------------------------------
PERFORMANCE  COMPARISON THROUGH DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                      1 YEAR           5 YEARS     SINCE INCEPTION
                                                   -----------------------------------------------
     ALGER AMERICAN GROWTH PORTFOLIO                   13.35%          16.63%          18.65%

     S&P 500 INDEX                                     22.96%          15.22%          16.24%
                                                   -----------------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996

--------------------------------------------------------------------------------

SHARES            COMMON STOCKS--92.2%                                   VALUE
------            AEROSPACE--4.9%                                      -------

    234,500       Boeing Company (The) ....................          $24,944,937
    263,500       Gulfstream Aerospace Corp.* .............            6,389,875
    291,100       Sundstrand Corp. ........................           12,371,750
     75,500       United Technologies Corp. ...............            4,983,000
                                                                    ------------
                                                                      48,689,562
                                                                    ------------
                  APPAREL--.6%
    129,400       Tommy Hilfiger Corporation* .............            6,211,200
                                                                    ------------

                  BIO-TECHNOLOGY-- .8%
    103,400       Amgen Inc.* .............................            5,622,375
     46,900       BioChem Pharma Inc.*+ ...................            2,356,725
                                                                    ------------
                                                                       7,979,100
                                                                    ------------
                  BUSINESS SERVICES--.6%
    110,000       Cintas Corp. ............................            6,462,500
                                                                    ------------

                  CHEMICALS--2.5%
     52,400       Avery Dennison Corp. ....................            1,853,650
    578,000       Monsanto Co. ............................           22,469,750
                                                                    ------------
                                                                      24,323,400
                                                                    ------------
                  COMMUNICATIONS--3.9%
     50,000       LCI International Inc.* .................            1,075,000
     74,100       Lucent Technologies Inc. ................            3,427,125
    196,600       PictureTel Corp.* .......................            5,111,600
    241,500       Qualcomm Inc.* ..........................            9,629,812
    117,200       Telecomunicacoes Brasileiras S.A. ADR+ ..            8,965,800
    401,900       WorldCom Inc.* ..........................           10,474,720
                                                                    ------------
                                                                      38,684,057
                                                                    ------------
                  COMMUNICATIONS EQUIPMENT--6.4%
    153,900       Ascend Communications, lnc.*+ ...........            9,561,037
    168,700       Cascade Communications Corp.* ...........            9,299,587
    453,200       Cisco Systems, Inc.* ....................           28,834,850
    187,500       Glenayre Technologies Inc.* .............            4,043,063
     39,600       Pairgain Technologies Inc.* .............            1,205,345
    277,900       Tellabs, Inc.* ..........................           10,455,988
                                                                    ------------
                                                                      63,399,870
                                                                    ------------
                 COMPUTER RELATED &
                   BUSINESS EQUIPMENT--4.7%
    268,900       Hewlett-Packard Company .................           13,512,225
    128,700       Ingram Micro Inc. Cl. A*+ ...............            2,960,100
    452,200       Sun Microsystems Inc.* ..................           11,616,113
    256,600       3 Com Corp.* ............................           18,828,025
                                                                    ------------
                                                                      46,916,463
                                                                    ------------
                  COMPUTER SERVICES--.3%
     14,400       Diebold Inc. ............................              905,400
     78,400       Sabre Group Holdings Inc.* ..............            2,185,400
                                                                    ------------
                                                                       3,090,800
                                                                    ------------
                  COMPUTER SOFTWARE--4.5%
     80,600       Computer Associates International Inc.* .            4,009,850
    167,000       Compuware Corp.* ........................            8,370,875
    400,300       Informix Corporation* ...................            8,156,112
    236,400       Microsoft Corporation* ..................           19,532,550
     87,500       Parametric Technology Corporation* ......            4,495,313
                                                                    ------------
                                                                      44,564,700
                                                                    ------------
                  CONGLOMERATE--.4%
     66,700       Tyco International Ltd. .................            3,526,763

                  CONSUMER PRODUCTS--6.2%
    445,200       CUC International Inc.* .................           10,573,500
     90,000       Colgate Palmolive Co. ...................            8,302,500
    223,000       General Electric Co. ....................           22,049,125
    326,900       Nike, Inc. Cl. B ........................           19,532,275
                                                                    ------------
                                                                      60,457,400
                                                                    ------------
                  DEFENSE--.6%
     69,120       Lockheed Martin Corp. ...................            6,324,480
                                                                    ------------

                  ENERGY & ENERGY SERVICES--1.6%
    163,000       Schlumberger Ltd. .......................           16,279,625
                                                                    ------------

                  FINANCIAL SERVICES--11.6%
    271,400       Chase Manhattan Corp. ...................           24,222,450
    294,900       Citicorp ................................           30,374,700
    727,326       First Data Corporation+ .................           26,547,399
    265,000       Green Tree Financial Corp. ..............           10,235,625
    112,000       MBNA Corp. ..............................            4,648,000
    340,300       Money Store Inc. (The)+ .................            9,400,787
    299,400       Schwab (Charles) Corporation (The)+ .....            9,580,800
                                                                    ------------
                                                                     115,009,761
                                                                    ------------
                  FOOD CHAINS--.7%
    155,600       Safeway Inc.*+ ..........................            6,651,900
                                                                    ------------


                  HEALTH CARE--1.5%
    364,900       Columbia/HCA Healthcare Corporation .....           14,869,675
                                                                    ------------

                  INSURANCE--3.4%
    251,300       American International Group Inc. .......           27,203,225
     23,700       MGIC Investment Corp.+ ..................            1,801,200
    125,900       Travelers/Aetna Property Casualty Corp. Cl.A         4,453,712
                                                                    ------------
                                                                      33,458,137
                                                                    ------------
                  LEISURE & ENTERTAINMENT--1.2%
    531,700       International Game Technology ...........            9,703,525
    119,300       Mirage Resorts, Incorporated* ...........            2,579,863
                                                                    ------------
                                                                      12,283,388
                                                                    ------------
                  MACHINERY--.7%
    121,300       Case Corp. ..............................            6,610,850
                                                                    ------------

                  MEDICAL DEVICES--2.3%
    103,100       Boston Scientific Corp.* ................            6,186,000
    245,400       Medtronic, Inc. .........................           16,687,200
                                                                    ------------
                                                                      22,873,200
                                                                    ------------
6

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)

--------------------------------------------------------------------------------
SHARES         COMMON STOCKS (CONTINUED)                                VALUE
------                                                                  -----
               OIL & GAS--2.7%
     76,300    B.J. Services Corp.*+ ...................            $  3,891,300
    275,300    Global Marine Inc.* .....................               5,678,063
    181,500    Halliburton Co. .........................              10,935,375
    140,200    Tidewater Inc. ..........................               6,344,050
                                                                     -----------
                                                                      26,848,788
                                                                     -----------
               PHARMACEUTICALS--8.6%
     80,800    Bristol Myers Squibb Co. ................               8,787,000
    289,700    Eli Lilly & Company .....................              21,148,100
    353,000    Merck & Co., Inc. .......................              27,975,250
    124,600    Pfizer Inc. .............................              10,326,225
    230,500    Warner-Lambert Co. ......................              17,287,500
                                                                     -----------
                                                                      85,524,075
                                                                     -----------
               POLLUTION CONTROL--1.3%
    415,300    USA Waste Services, Inc.*+ ..............              13,237,687
                                                                     -----------

               RESTAURANTS & LODGING--2.6%
    318,700    Boston Chicken Inc.*+ ...................              11,433,363
    478,600    Lone Star Steakhouse & Saloon, lnc.* ....              12,802,550
     54,800    Outback Steakhouse, Inc.*+ ..............               1,465,900
                                                                     -----------
                                                                      25,701,813
                                                                     -----------
               RETAILING--5.4%
     42,000    Dollar General Corp. ....................               1,344,000
    186,800    Gucci Group N.V .........................              11,931,850
    459,100    Home Depot, lnc.+ .......................              23,012,388
     53,100    Nine West Group Inc.* ...................               2,462,512
  1,003,500    OfficeMax Inc.* .........................              10,662,187
     57,000    Rite Aid Corp. ..........................               2,265,750
     32,000    TJX Companies, Inc. .....................               1,516,000
                                                                      ----------
                                                                      53,194,687
                                                                     -----------
               SEMICONDUCTORS--9.1%
    579,600    Adaptec Inc.* ...........................              23,184,000
    265,200    Altera Corporation* .....................              19,276,858
    248,900    Intel Corp. .............................              32,590,468
     74,500    Linear Technology Corporation ...........               3,268,688
     68,300    Maxim Integrated Products, lnc.* ........               2,953,975
    244,000    Xilinx, Inc.* ...........................               8,982,371
                                                                     -----------
                                                                      90,256,360
                                                                     -----------
               MISCELLANEOUS--3.1%
    273,000    Loewen Group Inc. .......................              10,681,125
    708,200    Service Corp International ..............              19,829,600
                                                                     -----------
                                                                      30,510,725
                                                                     -----------
               TOTAL COMMON STOCKS
                 (COST $786,520,689) ....................            913,940,966
                                                                     -----------


               WARRANTS
               MANFACTURING
               Windmere Corp.*
          1      expire 1/19/98 (COST $1) ..............                       5
                                                                     -----------

               PREFERRED STOCK--1.1%
               COMMUNICATIONS
    182,500    Nokia Corporation, ADR
                 (COST $8,980,484) .....................              10,516,563
                                                                     -----------

 PRINCIPAL
  AMOUNT
 --------
               SHORT-TERM INVESTMENTS--10.1%
               SHORT-TERM CORPORATE NOTES--5.8%
$ 8,383,000    CSC Enterprises.,
                 5.67%, 1/03/97 ........................               8,380,359
 21,617,000    Dynamic Funding Corp. Series A.,
                 6.08%, 1/03/97 ........................              21,609,698
 17,500,000    Ford Motor Credit Corp.,
                 5.88%, 1/02/97 ........................              17,497,142
 10,000,000    Merrill Lynch & Co., Inc.,
                 5.55%, 1/02/97 ........................               9,998,459
                                                                     -----------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $57,485,658) ....................              57,485,658
                                                                     -----------


               SECURITIES HELD UNDER
                 REPURCHASE
                 AGREEMENTS--4.3%
               Securities  Held  Under  Repurchase
                 Agreements,   6.50%-6.625%, 1/2/97, with
                 Bear, Stearns & Co. Inc., dtd 12/31/96,
                 repurchase price $42,917,421; collateralized
                 by U.S. Treasury Strips (par value
                 $209,350,000 due 8/15/06-11/15/22) ....              42,901,709
                                                                     -----------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $100,387,367) ...................             100,387,367
                                                                     -----------

TOTAL INVESTMENTS
  (COST $895,888,541)(A)                    103.4%                 1,024,844,901
Liabilities in Excess Of Other Assets        (3.4)                  (33,816,533)
                                            -----                   ------------
NET ASSETS                                  100.0%                 $ 991,028,368
                                            =====                  =============
--------------------------------------------------------------------------------
*   Non-income producing security.
+   Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $895,888,541 amounted to $128,956,360 which consisted of aggregate gross unrealized appreciation of $154,599,898 and aggregate gross unrealized depreciation of $25,643,538.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


                                                                          YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------
                                                           1996          1995         1994         1993         1992
------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                   $  31.16      $  23.13     $  24.67      $ 20.17      $ 18.00
------------------------------------------------------------------------------------------------------------------------
   Net investment income                                    0.12          0.02         0.07         0.03         0.03
   Net realized and unrealized gain on investments          4.00          8.33         0.15         4.50         2.19
------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                     4.12          8.35         0.22         4.53         2.22
------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                    (0.02)        (0.07)       (0.03)       (0.03)       (0.03)
   Distributions from net realized gains                   (0.93)        (0.25)       (1.73)          --        (0.02)
------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                 (0.95)        (0.32)       (1.76)       (0.03)       (0.05)
------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                         $  34.33      $  31.16     $  23.13      $ 24.67      $ 20.17
========================================================================================================================
   Total Return                                            13.35%        36.37%        1.45%       22.47%       12.38%
========================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)            $991,028      $502,974     $150,390      $74,878      $30,316
========================================================================================================================
     Ratio of expenses to average net assets                0.79%         0.85%        0.86%        0.97%        0.99%
========================================================================================================================
     Ratio of net investment income to average
       net assets                                           0.50%         0.18%        0.48%        0.25%        0.33%
========================================================================================================================
     Portfolio Turnover Rate                               82.86%       118.33%      111.76%      112.64%       63.91%
========================================================================================================================
     Average Commission Rate Paid                       $  .0683
======================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1996 (UNAUDITED)

--------------------------------------------------------------------------------
   The Alger American Small Capitalization Portfolio invests in small, fast-growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace.


--------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION September 21, 1988
--------------------------------------------------------------------------------

[THE TABLE BELOW IS REPRESENTATIVE OF A GRAPHIC PLOT POINT CHART]

              ALGER AMERICAN SMALL          RUSSELL 2000
                 CAPITALIZATION             GROWTH INDEX
                ---------------             ------------
09/21/88              10,000                 10,000.00
12/31/88               9,665                 10,006.11
12/31/89              15,897                 12,024.08
12/31/90              17,282                  9,930.66
12/31/91              27,225                 15,013.84
12/31/92              28,192                 16,180.43
12/31/93              31,936                 18,342.12
12/31/94              30,541                 17,896.06
12/31/95              44,073                 23,446.96
12/31/96              45,916                 26,087.00

   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Small Capitalization Portfolio and the Russell 2000 Growth Index on September 21, 1988, the inception date of the Alger American Small Capitalization Portfolio. The figures for both the Alger American Small Capitalization Portfolio and the Russell 2000 Growth Index, an unmanaged index of common stocks, include reinvestment of dividends.


--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH December 31, 1996
--------------------------------------------------------------------------------

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                      1 YEAR           5 YEARS     SINCE INCEPTION
                                                   -----------------------------------------------
               ALGER AMERICAN  SMALL
                 CAPITALIZATION PORTFOLIO              4.18%           11.02%          20.21%

               RUSSELL 2000 GROWTH INDEX              11.26%           11.69%          12.28%
                                                   -----------------------------------------------

   PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996
--------------------------------------------------------------------------------

SHARES         COMMON STOCKS--94.3%                                    VALUE
------                                                                 -----
               AEROSPACE--2.1%
    224,300    Atlas Air, lnc.*+ .......................           $  10,710,325
    200,000    BE Aerospace Inc.* ......................               5,425,000
    190,300    Greenwich Air Services Inc Cl. B.* ......               4,234,175
    468,700    Wyman Gordon Co.*+ ......................              10,428,575
                                                                   -------------
                                                                      30,798,075
                                                                   -------------
               AGRICULTURE--.4%
    174,800    Delta and Pine Land Co. .................               5,593,600
                                                                   -------------

               ALUMINUM--.2%
    290,600    Kaiser Aluminum Corp.*+ .................               3,378,225
                                                                   -------------

               APPAREL--4.3%
    242,800    Designer Holdings Ltd.*+ ................               3,915,150
    150,000    Gymboree Corp.*+ ........................               3,431,250
    424,000    Jones Apparel Group Inc.* ...............              15,847,000
    176,500    Liz Claiborne Inc. ......................               6,817,312
    308,500    Mens Wearhouse Inc. .....................               7,558,250
    246,600    Nautica Enterprises Inc.* ...............               6,226,650
    218,000    ST. John Knits Inc. .....................               9,483,000
    215,100    Tommy Hilfiger Corporation* .............              10,324,800
                                                                   -------------
                                                                      63,603,412
                                                                   -------------
               AUTOMOTIVE EQUIPMENT & SERVICES--.4%
    198,400    Cross-Continent Auto Retailers, Inc.* ...               4,141,600
    201,100    Navistar International Corp.*+ ..........               1,835,037
                                                                   -------------
                                                                       5,976,637
                                                                   -------------
               BIO-TECHNOLOGY--2.5%
    247,400    BioChem Pharma Inc.*+ ...................              12,431,850
    290,000    CellPro Incorporated* ...................               3,625,000
    152,300    DEKALB Genetics Corp. Cl. B+ ............               7,767,300
    100,000    Ergo Science Corp.* .....................               1,312,500
    193,000    INCYTE Pharmaceuticals, lnc.*+ ..........               9,939,500
     63,000    Serologicals Inc.* ......................               2,228,625
                                                                   -------------
                                                                      37,304,775
                                                                   -------------
               BUILDING & CONSTRUCTION--.3%
    416,500    Morrison Knudsen Corp.* .................               3,748,500
     65,000    Toll Brothers Inc.*+ ....................               1,267,500
                                                                   -------------
                                                                       5,016,000
                                                                   -------------
               BUSINESS SERVICES--1.0%
    108,000    G & K Services Inc. Cl. A ...............               4,077,000
    247,100    Saville Systems PLC ADR* ................              10,038,438
                                                                   -------------
                                                                      14,115,438
                                                                   -------------
               COMMUNICATIONS--1.3%
    321,000    LCI International Inc.* .................               6,901,500
    340,000    Pegasus Communications Corp. CI A.* .....               4,675,000
    255,000    Teleport Communications Group Inc. CI A.*               7,777,500
     20,000    Tollgrade Communications Inc. ...........                 620,000
                                                                   -------------
                                                                      19,974,000
                                                                   -------------
               COMMUNICATIONS EQUIPMENT--8.6%
    463,100    Ascend Communications, lnc.*+ ...........              28,770,088
    179,900    Cascade Communications Corp.* ...........               9,916,988
    612,100    DSP Communications, Inc.* ...............              11,859,437
     84,500    Davox Corp.*+ ...........................               3,485,625
    468,925    Glenayre Technologies Inc.* .............              10,111,430
    100,000    InterVoice Inc.*+ .......................               1,225,000
    741,700    PictureTel Corp.* .......................              19,284,200
    125,500    Powerwave Technologies, lnc.+ ...........               1,835,438
    690,000    Tellabs, Inc.* ..........................              25,961,250
    335,000    Videoserver Inc.* .......................              14,237,500
                                                                   -------------
                                                                     126,686,956
                                                                   -------------

               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--1.2%
    513,100    Auspex Systems Inc.* ....................               5,964,788
     51,300    Cymer, Inc. .............................               2,468,813
    163,200    Network Appliance Inc.*+ ................               8,302,800
     50,000    Xircom Inc.*+ ...........................               1,087,500
                                                                   -------------
                                                                      17,823,901
                                                                   -------------
               COMPUTER SERVICES--5.0%
    246,000    Acxiom Corp.* ...........................               5,904,000
     72,500    CKS Group Inc.*+ ........................               2,020,938
    250,000    Cambridge Technology Partners Inc.* .....               8,390,750
    461,200    Employee Solutions Inc.*+ ...............               9,454,600
    269,800    FactSet Research Systems Inc.*+ .........               5,665,800
    200,000    First USA Paymentech Inc.*+ .............               6,775,000
     40,000    Information Management Resources, lnc ...                 845,000
     15,000    International Network Services*+ ........                 452,820
    171,400    Keane Inc.* .............................               5,441,950
    118,300    Logicon Inc.+ ...........................               4,317,950
     92,800    National Data Corp.+ ....................               4,036,800
     37,800    Paychex, Inc. ...........................               1,944,356
    221,000    Quick Response Service Inc.* ............               6,298,500
    182,200    Sungard Data Systems* ...................               7,196,900
     17,000    TeleFax Inc.+ ...........................                 886,125
     68,600    Whittman-Hart, Inc.* ....................               1,757,875
     90,000    XLConnect Solutions, Inc.*+ .............               2,587,500
                                                                   -------------
                                                                      73,976,864
                                                                   -------------
               COMPUTER SOFTWARE--9.9%
    206,000    CBT Group PLC ADS* ......................              11,175,500
    319,400    Compuware Corp.* ........................              16,009,925
    340,000    Electronics For Imaging Inc.* ...........              27,965,000
    182,600    HBO & Company ...........................              10,841,875
    655,900    Informix Corporation* ...................              13,363,963
     50,000    Infinity Financial Technology Inc.*+ ....                 862,500
    164,400    INSO Corp.*+ ............................               6,534,900
    216,000    Integrated Systems Inc.* ................               5,616,000
    440,800    Learning Company Inc. (The)*+ ...........               6,336,500
    311,100    Macromedia Inc.*+ .......................               5,599,800
    395,900    Medic Computer Systems, lnc.*+ ..........              15,959,917
     50,000    Parametric Technology Corporation* ......               2,568,750
     60,000    Premis Corp. ............................                 337,500
    779,300    Structural Dynamics Research Corp.*+ ....              15,586,000
    322,600    Systemsoft Corp.*+ ......................               4,798,675
     43,000    Wandel Goltermann Technologies Inc.* ....               1,257,750
                                                                   -------------
                                                                     144,814,555
                                                                   -------------
               COMPUTER TECHNOLOGY--2.3%
    220,000    Checkpoint Systems Inc.*+ ...............               5,445,000
    260,800    Citrix Systems, Inc.* ...................              10,187,630
    228,200    CompuCom Systems Inc.* ..................               2,453,150
    228,000    Digital Microwave Corp.* ................               6,355,500
     20,000    Jabil Circuit Inc.*+ ....................                 800,000
    248,900    Sterling Commerce, lnc.*+ ...............               8,773,725
                                                                   -------------
                                                                      34,015,005
                                                                   -------------
               CONSUMER PRODUCTS--1.3%
    122,900    Blyth Industries Inc.*+ .................               5,607,313
    168,000    Fred Meyer, Inc.* .......................               5,964,000
    130,000    Herman Miller Inc. ......................               7,361,250
                                                                   -------------
                                                                      18,932,563
                                                                   -------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------
SHARES          COMMON STOCKS (CONTINUED)                              VALUE
------                                                                 -----
               DEFENSE--.6%
    194,100    Rohr Inc.*+ .............................           $   4,391,513
    175,000    Tracor, Inc.* ...........................               3,718,750
                                                                   -------------
                                                                       8,110,263
                                                                   -------------
               ENERGY & ENERGY SERVICES--.3%
     81,500    United Meridian Corp. Series A* .........               4,217,625
                                                                   -------------

               FINANCIAL SERVICES--5.7%
     28,500    Associated Banc-Corp ....................               1,211,250
     42,700    CCB Financial Corp.+ ....................               2,914,275
      9,000    Centura Banks Inc. ......................                 401,625
     37,100    Colonial BancGroup Inc.+ ................               1,484,000
     84,900    Commerce Bancshares Inc. ................               3,926,625
    105,000    Compass Bancshares Inc. .................               4,173,750
    405,000    Concord EFS Inc.*+ ......................              11,441,250
    332,100    Green Tree Financial Corp. ..............              12,827,363
    175,000    Leasing Solutions Inc.*+ ................               4,506,250
     38,100    Mercantile Bankshares Corp. .............               1,219,200
    805,700    Money Store Inc. (The)+ .................              22,257,462
     75,000    National Commerce Bancorp ...............               2,868,750
    388,000    PMT Services, Inc.*+ ....................               6,790,000
     95,700    Provident Bankshares Corp.+ .............               3,732,300
     90,000    Wilmington Trust Corp. ..................               3,555,000
                                                                   -------------
                                                                      83,309,100
                                                                   -------------
               FOODS & BEVERAGES--.8%
    113,900    Interstate Bakeries Corp. ...............               5,595,338
    130,600    JP Foodservice Inc.*+ ...................               3,640,475
    164,100    United Natural Foods, lnc ...............               2,789,700
                                                                   -------------
                                                                      12,025,513
                                                                   -------------
               FREIGHT
     15,000    Landstar Systems Inc.*+ .................                 348,750
                                                                   -------------
               HEALTH CARE--2.2%
    272,000    Access Health, Inc.* ....................              12,172,000
    140,250    Clintrials Research Inc.*+ ..............               3,190,688
    107,500    Omnicare, Inc. ..........................               3,453,438
    166,700    Orthodontic Centers of America Inc.*+ ...               2,667,200
    560,600    Physicians Sales & Service, Inc.+ . .....               8,058,625
    100,000    United Dental Care, Inc.* ...............               3,037,500
                                                                   -------------
                                                                      32,579,451
                                                                   -------------
               HEALTH MAINTENANCE ORGANIZATION--.1%
     73,300    AMISYS Managed Care Systems Inc.*+ ......               1,246,100
                                                                   -------------
               INDUSTRIAL EQUIPMENT--1.2%
    215,000    DT Industries Inc.* .....................               7,525,000
    314,100    Waters Corporation* .....................               9,540,787
                                                                   -------------
                                                                      17,065,787
                                                                   -------------
               INSURANCE--1.2%
     82,500    Equitable of lowa Companies .............               3,784,688
     85,000    Executive Risk Inc. .....................               3,145,000
    156,900    HCC Insurance Holdings Inc. .............               3,765,600
     90,500    Protective Life Corp. ...................               3,608,688
     95,000    Vesta Insurance Group Inc.+ .............               2,980,625
                                                                   -------------
                                                                      17,284,601
                                                                   -------------
               LEISURE ENTERTAINMENT--1.5%
    161,300    Anchor Gaming*+ .........................               6,492,325
     40,000    Cinar Films, lnc. Cl. B.* ...............               1,040,000
    801,800    International Game Technology ...........              14,632,850
                                                                   -------------
                                                                      22,165,175
                                                                   -------------
               MACHINERY--.2%
    200,000    JLG Industries Inc. .....................               3,200,000
                                                                   -------------
               MANUFACTURING--1.1%
    402,500    American Power Conversion Corp.* ........              10,968,125
    116,200    Cincinnati Milacron Inc. ................               2,541,875
     78,000    Palm Harbor Homes Inc.* .................               2,184,000
                                                                   -------------
                                                                      15,694,000
                                                                   -------------
               MEDICAL DEVICES--5.9%
    111,300    Biopsys Medical Inc.* ...................               2,420,775
     91,200    Conceptus, Inc.*+ .......................                 934,800
    402,500    CONMED Corporation* .....................               8,251,250
    446,600    ESC Medical Systems Ltd. ................              11,388,300
     63,500    Fisher Scientific Inc. ..................               2,992,438
    187,900    Heartport Inc.*+ ........................               4,298,213
    500,200    Hologic, Inc.* ..........................              12,379,950
     64,000    IDEXX Laboratories Inc.*+ ...............               2,304,000
    140,500    Intercardia, Inc.* ......................               3,020,750
    302,500    Mentor Corp.+ ...........................               8,923,750
    296,500    Neuromedical Systems Inc.*+ .............               3,928,625
    200,000    Physio-Control Corp.*+ ..................               4,500,000
    218,200    STERIS Corp.* ...........................               9,491,700
    286,600    Target Therapeutics, Inc.* ..............              12,037,200
                                                                   -------------
                                                                      86,871,751
                                                                   -------------
               MEDICAL SERVICES--4.2%
    222,000    CompDent Corp.* .........................               7,825,500
    161,500    Health Management Associates, lnc. Cl. A                3,633,750
    528,000    Lincare Holdings Inc.* ..................              21,648,000
     70,000    National Surgery Centers, Inc.* .........               2,660,000
    541,550    PhyCor, Inc.*+ ..........................              15,366,480
    166,300    Quintiles Transnational Corp.* ..........              11,017,375
                                                                   -------------
                                                                      62,151,105
                                                                   -------------
               MEDICAL TECHNOLOGY--.1%
     50,000    Curative Health Services Inc. ...........               1,384,400
                                                                   -------------
               METALS--.6%
    247,000    Titanium Metals Corporation*+ ...........               8,120,125
                                                                   -------------
               OIL & GAS--1.3%
     70,000    B.J. Services Corp.*+ ...................               3,570,000
    212,500    Benton Oil & Gas Co.* ...................               4,807,812
     76,000    Energy Ventures Inc.* ...................               3,866,500
    270,000    Varco International Inc.+ ...............               6,243,750
                                                                   -------------
                                                                      18,488,062
                                                                   -------------
               PAPER PACKAGING & FOREST PRODUCTS--.7%
    245,100    Sealed Air Corp.*+ ......................              10,202,287
                                                                   -------------
               PHARMACEUTICALS--.4%
    115,000    Dura Pharmaceuticals, Inc.*+ ............               5,491,250
                                                                   -------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------
SHARES          COMMON STOCKS (CONTINUED)                              VALUE
-----                                                                  -----
                POLLUTION CONTROL--4.0%
    142,000    Culligan Water Technologies Inc.+ .......           $   5,751,000
    187,700    Tetra Tech Inc.* ........................               3,707,075
    525,800    USA Waste Services, Inc.* ...............              16,759,875
    250,000    U.S. Filter Corp.*+ .....................               7,937,500
    701,800    United Waste Systems, Inc.*+ ............              24,124,375
                                                                   -------------
                                                                      58,279,825
                                                                   -------------
               REAL ESTATE--.3%
    100,000    Security Capital Atlantic Incorporated* .               2,450,000
     31,500    Vornado Realty Trust ....................               1,653,750
                                                                   -------------
                                                                       4,103,750
                                                                   -------------
               RESTAURANTS & LODGING--3.4%
    123,000    Apple South, lnc.+ ......................               1,660,500
    188,100    Boston Chicken Inc.*+ ...................               6,748,088
    297,800    Landry's Seafood Restaurants, Inc.*+ ....               6,365,475
    771,800    Lone Star Steakhouse & Saloon, lnc.* ....              20,645,650
    211,600    Outback Steakhouse, Inc.*+ ..............               5,660,300
    355,000    Prime Hospitality Corp.*+ ...............               5,724,375
     50,500    Starwood Lodging Trust+ .................               2,783,812
                                                                   -------------
                                                                      49,588,200
                                                                   -------------
               RETAILING--8.1%
    115,200    Abercrombie & Fitch Co., Cl. A* .........               1,900,800
     15,000    Borders Group Inc.* .....................                 538,125
    100,000    CML Group Inc. ..........................                 337,500
     38,500    Dominick's Supermarkets, lnc ............                 837,375
     72,500    Footstar Inc.*+ .........................               1,803,437
    312,700    Gucci Group N.V .........................              19,973,712
     90,000    Loehmann's, Inc.* .......................               2,070,000
    169,400    Mail Boxes Etc.*+ .......................               3,811,500
    335,000    Marks Brothers Jewelers Inc.* ...........               3,894,375
    226,200    Neiman Marcus Group, Inc. (The)* ........               5,768,100
     95,000    Nine West Group Inc.*+ ..................               4,405,625
    506,475    OfficeMax, Inc.* ........................               5,381,296
    268,000    PetsMart Inc.*+ .........................               5,862,500
    192,200    Quiksilver Inc.* ........................               4,108,275
     50,600    Saks Holdings, Inc.*+ ...................               1,366,200
    200,000    Sothebys Holdings Inc., Cl.A ............               3,725,000
    736,400    Sports Authority Inc. (The)*+ ...........              16,016,700
    368,400    Stage Stores, Inc.* .....................               6,723,300
    260,000    TJX Companies, Inc.+ ....................              12,317,500
    378,200    Tiffany & Co. ...........................              13,851,575
    146,300    West Marine Inc.*+ ......................               4,132,975
                                                                   -------------
                                                                     118,825,870
                                                                   -------------
               SEMICONDUCTORS--5.2%
    544,400    Adaptec Inc.* ...........................              21,776,000
    272,000    Altera Corporation* .....................              19,771,135
    264,000    Cirrus Logic, Inc.* .....................               4,092,000
    175,600    Maxim Integrated Products, lnc.* ........               7,594,700
     82,300    Microchip Technology Incorporated* ......               4,187,012
    671,100    S3 Incorporated*+ .......................              10,905,375
    231,400    Xilinx, Inc.* ...........................               8,518,528
                                                                   -------------
                                                                      76,844,750
                                                                   -------------
               TRANSPORTATION--1.1%
    472,900    Coach USA Inc.* .........................              13,714,100
    237,400    Fritz Companies Inc.* ...................               3,026,850
                                                                   -------------
                                                                      16,740,950
                                                                   -------------
               MISCELLANEOUS--3.3%
     41,200    Central Parking Corp.* ..................               1,380,200
    471,600    Loewen Group Inc. .......................              18,451,350
    158,500    Metromail Corporation* ..................               2,892,625
    149,300    Ogden Corp.+ ............................               2,799,375
    109,500    Outdoor Systems, Inc.* ..................               3,079,687
     78,000    Rural/Metro Corporation * ...............               2,808,000
    174,000    Sturm Ruger & Co. Inc.+ .................               3,371,250
    183,200    Uniphase Corp.*+ ........................               9,618,000
    187,000    Universal Outdoor Holdings Inc.* ........               4,394,500
                                                                   -------------
                                                                      48,794,987
                                                                   -------------
               TOTAL COMMON STOCKS
                 (COST $1,184,107,094) .................           1,385,143,683
                                                                   -------------



 PRINCIPAL     SHORT-TERM INVESTMENTS--5.6%
  AMOUNT       SHORT-TERM CORPORATE NOTES--4.5%
  --------

$17,000,000    Countrywide Funding Corp.,
                 5.95%, 1/14/97 ..........................            16,963,474
 30,000,000    Ford Motor Credit Corp.,
                 5.88%, 1/02/97 ..........................            29,995,100
 20,000,000    Merrill Lynch & Co., Inc.,
                 5.55%, 1/02/97 ..........................            19,996,916
                                                                  --------------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $66,955,490) ......................            66,955,490
                                                                  --------------

               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--1.1%
               Securities Held Under Repurchase
                 Agreements,  6.50%, 1/2/97, with
                 Bear,  Stearns  & Co.  Inc.,  dtd  12/31/96,
                 repurchase  price $16,689,921; collateralized
                 by U.S.  Treasury  Bonds and U.S. Treasury
                 Strips (par value $57,115,000
                 due 11/15/13-2/15/22) ...................            16,683,896
                                                                  --------------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $83,639,386) ......................            83,639,386
                                                                  --------------

TOTAL INVESTMENTS
  (COST $1,267,746,480)(A) ............   99.9%                    1,468,783,069

Other Assets in Excess of Liabilities .     .1                           735,400
                                         -----                    --------------
NET ASSETS                               100.0%                   $1,469,518,469
                                         =====                    ==============
--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,276,746,480 amounted to $201,036,589 which consisted of aggregate gross unrealized appreciation of $262,104,139 and aggregate gross unrealized depreciation of $61,067,550.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


                                                                        YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------------------------
                                                      1996          1995        1994         1993           1992
--------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year             $    39.41       $  27.31    $  30.88     $  27.26     $  26.79
--------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                        (0.04)(i)      (0.09)      (0.03)(i)    (0.05)       (0.06)
   Net realized and unrealized gain
     (loss) on investments                              1.70          12.19       (1.45)        3.67         0.91
--------------------------------------------------------------------------------------------------------------------
       Total from investment operations                 1.66          12.10       (1.48)        3.62         0.85
   Distributions from net realized gains               (0.16)            --       (2.09)          --        (0.38)
--------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                   $    40.91       $  39.41    $  27.31     $  30.88     $  27.26
====================================================================================================================
   Total Return                                         4.18%         44.31%      (4.38%)      13.28%        3.55%
====================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)      $1,469,518       $984,212    $397,037     $238,850     $135,718
====================================================================================================================
     Ratio of expenses to average net assets            0.88%          0.92%       0.96%        1.03%        0.98%
====================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                              (0.09%)        (0.48%)     (0.10%)      (0.35%)      (0.37%)
====================================================================================================================
     Portfolio Turnover Rate                          110.04%         80.66%     117.61%      148.07%      108.06%
====================================================================================================================
     Average Commission Rate Paid                 $    .0591
===================================================================

(i)  Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

   ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1996 (UNAUDITED)

--------------------------------------------------------------------------------

   The Alger American Income and Growth Portfolio seeks a high level of dividend income consistent with prudent investment mangement by investing in dividend paying equity securities. Capital appreciation is a secondary objective of the Portfolio.


--------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION November 15, 1988
--------------------------------------------------------------------------------

       [THE TABLE BELOW IS REPRESENTATIVE OF A GRAPHIC PLOT POINT CHART]

                        ALGER AMERICAN INCOME
                              AND GROWTH          S&P 500 INDEX
                        ---------------------     -------------

11/15/88                         10,000               10,000
12/31/88                         10,095               10,422
12/31/89                         10,842               13,715
12/31/90                         10,872               13,279
12/31/91                         13,428               17,325
12/31/92                         14,589               18,640
12/31/93                         16,097               20,512
12/31/94                         14,765               20,783
12/31/95                         19,952               28,593
12/31/96                         23,878               34,139

   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Income and Growth Portfolio and the S&P 500 Index on November 15, 1988, the inception date of the Alger American Income and Growth Portfolio. Figures for the Alger American Income and Growth Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.


--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH December 31, 1996
--------------------------------------------------------------------------------

                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                      1 YEAR           5 YEARS     SINCE INCEPTION
                                                   -----------------------------------------------
               ALGER AMERICAN INCOME
                 AND GROWTH PORTFOLIO                 19.68%           12.20%          11.30%

               S&P 500 INDEX                          22.96%           15.22%          16.31%
                                                   -----------------------------------------------

   PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996
--------------------------------------------------------------------------------

SHARES         COMMON STOCKS--95.8%                                    VALUE
------                                                                 -----
               AEROSPACE--7.7%
      7,000    Boeing Company (The) ....................        $        744,625
     18,000    Sundstrand Corp. ........................                 765,000
      1,500    United Technologies Corp. ...............                  99,000
                                                                ----------------
                                                                       1,608,625
                                                                ----------------
               BIO-TECHNOLOGY--2.2%
      9,000    DEKALB Genetics Corp. Cl. B+ ............                 459,000
                                                                ----------------
               CHEMICALS--2.8%
     15,000    Monsanto Co. ............................                 583,125
                                                                ----------------
               COMMUNICATIONS--.5%
      1,500    Lucent Technologies Inc. ................                  69,375
      1,700    WorldCom Inc.* ..........................                  44,307
                                                                ----------------
                                                                         113,682
                                                                ----------------
               COMMUNICATIONS EQUIPMENT--1.8%
     10,000    Tellabs, Inc.* ..........................                 376,250
                                                                ----------------
               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--2.2%
      4,000    Hewlett-Packard Company .................                 201,000
      2,000    3 Com Corp.* ............................                 146,750
      2,000    Xerox Corp. .............................                 105,250
                                                                ----------------
                                                                         453,000
                                                                ----------------
               COMPUTER SERVICES--2.0%
      8,000    Paychex, Inc. ...........................                 411,503
                                                                ----------------
               COMPUTER SOFTWARE--.3%
      1,500    Computer Associates International Inc.* .                  74,625
                                                                ----------------
               CONGLOMERATE--1.0%
      4,000    Tyco International Ltd. .................                 211,500
                                                                ----------------
               CONSUMER PRODUCTS--3.2%
      2,000    Colgate Palmolive Co. ...................                 184,500
      5,000    General Electric Co. ....................                 494,375
                                                                ----------------
                                                                         678,875
                                                                ----------------
               DEFENSE--.9%
      2,050    Lockheed Martin Corp. ...................                 187,575
                                                                ----------------
               ENERGY & ENERGY SERVICES--2.1%
      4,400    Schlumberger Ltd. .......................                 439,450
                                                                ----------------
               FINANCIAL SERVICES--21.0%
      3,800    American Express Co. ....................                 214,700
     12,000    Bank Of New York Co. Inc. ...............                 405,000
      6,000    BankAmerica Corp. .......................                 598,500
      7,500    Chase Manhattan Corp. ...................                 669,375
      5,600    Citicorp ................................                 576,800
      6,000    Equifax Inc. ............................                 183,750
     11,674    First Data Corporation+ .................                 426,101
      6,000    Mellon Bank Corp. .......................                 426,000
      5,000    Money Store Inc. (The)+ .................                 138,125
     10,000    Schwab (Charles) Corporation (The)+ .....                 320,000
     10,000    SunAmerica Inc. .........................                 443,750
                                                                ----------------
                                                                       4,402,101
                                                                ----------------
               HEALTH CARE--1.8%
      9,500    Columbia/HCA Healthcare Corporation .....                 387,125
                                                                ----------------
               HEALTH MAINTENANCE ORGANIZATIONS--2.5%
     11,500    United Healthcare Corporation ...........                 517,500
                                                                ----------------
               INSURANCE--2.2%
      4,300    American International Group Inc. .......                 465,475
                                                                ----------------
               LEISURE & ENTERTAINMENT--1.3%
     14,500    International Game Technology ...........                 264,625
                                                                ----------------
               MACHINERY--1.1%
      4,200    Case Corp. ..............................                 228,900
                                                                ----------------
               MANUFACTURING--3.7%
      8,850    Precision Castparts Corp. ...............                 439,181
      8,000    Thermo Electron Corp. ...................                 330,000
                                                                ----------------
                                                                         769,181
                                                                ----------------
               MEDICAL DEVICES--2.2%
      6,700    Medtronic, Inc. .........................                 455,600
                                                                ----------------
               OIL & GAS--5.3%
      2,000    Chevron Corp. ...........................                 130,000
      3,000    Exxon Corp. .............................                 294,000
      5,300    Halliburton Co. .........................                 319,325
      8,000    Tidewater Inc. ..........................                 362,000
                                                                ----------------
                                                                       1,105,325
                                                                ----------------
               PHARMACEUTICALS--12.3%
      3,000    Bristol Myers Squibb Co. ................                 326,250
      7,400    Eli Lilly & Company .....................                 540,200
      6,600    Merck & Co., lnc ........................                 523,050
      5,000    Pfizer Inc. .............................                 414,375
      3,500    SmithKline Beecham PLC ADS ..............                 238,000
      7,000    Warner-Lambert Co. ......................                 525,000
                                                                ----------------
                                                                       2,566,875
                                                                ----------------
               RETAILING--7.9%
     17,800    Dollar General Corp. ....................                 569,600
      2,300    Gucci Group N.V .........................                 146,913
      8,000    Home Depot, Inc.+ .......................                 401,000
      8,000    Rite Aid Corp. ..........................                 318,000
      4,500    TJX Companies, Inc. .....................                 213,188
                                                                ----------------
                                                                       1,648,701
                                                                ----------------
               SEMICONDUCTORS--4.9%
      2,000    Altera Corporation* .....................                 145,376
      5,100    Intel Corp. .............................                 667,784
      4,900    Linear Technology Corporation ...........                 214,987
                                                                ----------------
                                                                       1,028,147
                                                                ----------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------

SHARES         COMMON STOCKS (CONTINUED)                               VALUE
------                                                                 -----
               MISCELLANEOUS--2.9%
      4,500    Loewen Group Inc. .......................          $      176,063
     15,000    Service Corp. International .............                 420,000
                                                                  --------------
                                                                         596,063
                                                                  --------------
               TOTAL COMMON STOCKS
                 (COST $17,051,950) .....................             20,032,828
                                                                  --------------
               PREFERRED STOCK--.6%
               COMMUNICATIONS
     2,100     Nokia Corporation, ADR
                 (COST $99,063) ..........................               121,013
                                                                  --------------
               SHORT-TERM INVESTMENTS--6.3%
               SECURITIES HELD
                 UNDER REPURCHASE
                 AGREEMENTS
               Securities  Held  Under  Repurchase
                 Agreements,   6.50%-6.625%, 1/2/97, with
                 Bear, Stearns & Co. Inc., dtd 12/31/96,
                 repurchase price  $1,312,758; collateralized
                 by U.S. Treasury Strips (par value
                 $4,190,000 due 11/15/13)
                 (COST $1,312,280). ......................             1,312,280
                                                                  --------------

TOTAL INVESTMENTS
  (COST $18,463,293)(A) ...............  102.7%                       21,466,121

Liabilities In Excess of Other Assets .   (2.7)                        (555,881)
                                         -----                    --------------
NET ASSETS ............................  100.0%                   $   20,910,240
                                         =====                    ==============

--------------------------------------------------------------------------------
*   Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,463,293, amounted to $3,002,828 which consisted of aggregate gross unrealized appreciation of $3,089,806 and aggregate gross unrealized depreciation of $86,978.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------


                                                                       YEAR ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                        1996          1995         1994         1993         1992
---------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                $  17.79       $ 13.30     $  15.31      $ 13.93      $ 13.08
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                 0.09(i)       0.11(i)      0.17         0.07         0.08
   Net realized and unrealized gain
     (loss) on investments                               1.87          4.54        (1.47)        1.37         1.02
---------------------------------------------------------------------------------------------------------------------
       Total from investment operations                  1.96          4.65        (1.30)        1.44         1.10
---------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                 (0.33)        (0.16)       (0.15)       (0.06)       (0.12)
   Distributions from net realized gains               (11.00)           --        (0.56)          --        (0.13)
---------------------------------------------------------------------------------------------------------------------
       Total Distributions                             (11.33)        (0.16)       (0.71)       (0.06)       (0.25)
---------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                      $   8.42       $ 17.79     $  13.30      $ 15.31      $ 13.93
=====================================================================================================================
   Total Return                                         19.68%        35.13%       (8.28%)      10.34%        8.64%
=====================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)         $ 20,910       $ 8,639     $ 29,135      $31,895      $ 8,671
=====================================================================================================================
     Ratio of expenses to average net assets             0.81%         0.75%        0.75%        0.97%        1.25%
=====================================================================================================================
     Decrease reflected in above expense ratios
       due to expense reimbursements                       --            --           --           --         0.01%
=====================================================================================================================
     Ratio of net investment income to average
       net assets                                        0.94%         0.61%        1.22%        1.51%        1.62%
=====================================================================================================================
     Portfolio Turnover Rate                           121.60%       164.05%      177.97%      105.80%      100.62%
=====================================================================================================================
     Average Commission Rate Paid                    $  .0728
===================================================================

(i)  Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

   ALGER AMERICAN BALANCED PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1996 (UNAUDITED)

--------------------------------------------------------------------------------

   The Alger American Balanced Portfolio invests in stocks of companies with growth potential and fixed-income securities with emphasis on income-producing securities which appear to have some potential for capital appreciation.


--------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION September 5, 1989
--------------------------------------------------------------------------------

        [THE FOLLOWING TABLE REPRESENTS A GRAPH CONTAINING PLOT POINTS]

                                                               LEHMAN BROTHERS
       ALGER AMERICAN BALANCED         S&P 500 INDEX       GOVT/CORP BOND INDEX
       -----------------------         --------------      --------------------

09/05/89        10,000                      10,000                 10,000
12/31/89        10,265                      10,170                 10,399
12/31/90        10,933                       9,847                 11,261
12/31/91        11,447                      12,847                 13,077
12/31/92        12,535                      13,822                 14,067
12/31/93        13,511                      15,210                 15,623
12/31/94        12,935                      15,410                 15,075
12/31/95        16,638                      21,201                 17,975
12/31/96        18,329                      26,113                 18,501


   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Balanced Portfolio, the S&P 500 Index, and the Lehman Brothers Government/Corporate Bond Index on September 5, 1989, the inception date of the Alger American Balanced Portfolio. Figures for the Alger American Balanced Portfolio, the S&P 500 Index, an unmanaged index of common stocks, and the Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and corporate bonds, include reinvestment of dividends and/or interest.


--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH December 31, 1996
--------------------------------------------------------------------------------

                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                         1 YEAR           5 YEARS     SINCE INCEPTION
                                                        -----------------------------------------------
           ALGER AMERICAN BALANCED PORTFOLIO               10.17%            9.87%           8.63%

           S&P 500 INDEX                                   22.96%           15.22%          14.01%

           LEHMAN BROTHERS GOV'T/CORP BOND INDEX            2.90%            7.18%           8.77%
                                                        -----------------------------------------------

   PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996
--------------------------------------------------------------------------------

    SHARES     COMMON STOCKS--56.9%                       VALUE
    ------                                                -----
               AEROSPACE--3.1%
    1,200      Boeing Company (The) .................  $ 127,650
    2,200      Gulfstream Aerospace Corp.* ..........     53,350
    2,500      Sundstrand Corp. .....................    106,250
      500      United Technologies Corp. ............     33,000
                                                       ---------
                                                         320,250
                                                       ---------
               APPAREL--.5%
    1,000      Tommy Hilfiger Corporation* ..........     48,000
                                                       ---------
               BIO-TECHNOLOGY--.3%
      600      Amgen Inc.* ..........................     32,625
                                                       ---------
               BUSINESS SERVICES--.3%
      500      Cintas Corp. .........................     29,375
                                                       ---------
               CHEMICALS--1.5%
    3,925      Monsanto Co. .........................    152,584
                                                       ---------
               COMMUNICATIONS--1.5%
      800      LCI International, Inc.* .............     17,200
      500      Lucent Technologies Inc. .............     23,125
      600      Telecomunicacoes Brasileiras S.A. ADR.     45,900
    2,600      WorldCom Inc.* .......................     67,763
                                                       ---------
                                                         153,988
                                                       ---------
               COMMUNICATIONS EQUIPMENT--3.9%
    1,000      Ascend Communications, lnc.* .........     62,125
      500      Cascade Communications Corp.* ........     27,563
    3,100      Cisco Systems, Inc.* .................    197,237
    1,000      Glenayre Technologies Inc.* ..........     21,562
      900      PictureTel Corp.* ....................     23,400
    2,000      Tellabs, Inc.* .......................     75,250
                                                       ---------
                                                         407,137
                                                       ---------
               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--2.6%
    1,600      Hewlett-Packard Company ..............     80,400
    2,800      Sun Microsystems Inc.* ...............     71,926
    1,700      3 Com Corp.* .........................    124,738
                                                       ---------
                                                         277,064
                                                       ---------
               COMPUTER SERVICES--.4%
      700      Diebold Inc. .........................     44,013
                                                       ---------
               COMPUTER SOFTWARE--3.2%
      600      Computer Associates International Inc.*    29,850
    1,500      Compuware Corp.* .....................     75,188
    4,200      Informix Corporation* ................     85,575
    1,500      Microsoft Corporation* ...............    123,938
      500      Parametric Technology Corporation* ...     25,688
                                                       ---------
                                                         340,239
                                                       ---------
               CONGLOMERATE--.4%
      700      Tyco International Ltd. ..............     37,013
                                                       ---------
               CONSUMER PRODUCTS--3.8%
    2,850      CUC International Inc.* ..............     67,688
      600      Colgate Palmolive Co. ................     55,350
    1,500      General Electric Co. .................    148,313
    2,100      Nike, Inc. Cl. B .....................    125,475
                                                       ---------
                                                         396,826
                                                       ---------
               DEFENSE--.6%
      741      Lockheed Martin Corp. ................     67,802
                                                       ---------
               ENERGY & ENERGY SERVICES--1.0%
    1,100      Schlumberger Ltd. ....................    109,862
                                                       ---------
               FINANCIAL SERVICES--7.5%
    1,600      Chase Manhattan Corp. .................   142,800
    1,800      Citicorp ..............................   185,400
    4,926      First Data Corporation+ ...............   179,799
    2,560      GreenTree Financial Corp. .............    98,880
      800      MBNA Corp. ............................    33,200
    3,000      Money Store Inc. (The) ................    82,875
    2,000      Schwab (Charles) Corporation (The)+ ...    64,000
                                                       ---------
                                                         786,954
                                                       ---------
               FOOD CHAINS--.3%
      700      Safeway Inc.*+ ........................    29,925
                                                       ---------
               HEALTH CARE--.9%
    2,500      Columbia/HCA Healthcare Corporation ...   101,875
                                                       ---------
               INSURANCE--2.4%
    1,700      American International Group, Inc. ....   184,025
      800      MGIC Investment Corp.+ ................    60,800
                                                       ---------
                                                         244,825
                                                       ---------
               LEISURE & ENTERTAINMENT--.7%
    3,700      International Game Technology .........    67,525
                                                       ---------
               MACHINERY--.5%
    1,000      Case Corp. ............................    54,500
                                                       ---------
               MEDICAL DEVICES--1.3%
      500      Boston Scientific Corp.* ..............    30,000
    1,500      Medtronic, Inc. .......................   102,000
                                                       ---------
                                                         132,000
                                                       ---------
               OIL & GAS--1.0%
      900      Halliburton Co. .......................    54,225
    1,100      Tidewater Inc. ........................    49,775
                                                       ---------
                                                         104,000
                                                       ---------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------

    SHARES     COMMON STOCKS  (CONTINUED)                 VALUE
    ------                                                -----
               PHARMACEUTICALS--6.0%
      600      Bristol Myers Squibb Co. .............. $  65,250
    2,200      Eli Lilly & Company ...................   160,600
    2,500      Merck & Co., Inc. .....................   198,125
      800      Pfizer Inc. ...........................    66,300
    1,900      Warner-Lambert Co. ....................   142,500
                                                       ---------
                                                         632,775
                                                       ---------
               POLLUTION CONTROL--.9%
    3,000      USA Waste Services, Inc.* .............    95,625
                                                       ---------
               RESTAURANTS & LODGING--1.5%
    1,700      Boston Chicken Inc.*+ .................    60,987
    3,000      Lone Star Steakhouse & Saloon, lnc.* ..    80,250
      700      Outback Steakhouse, Inc.* .............    18,725
                                                       ---------
                                                         159,962
                                                       ---------
               RETAILING--3.3%
      900      Borders Group Inc.* ...................    32,288
    1,000      Dollar General Corp. ..................    32,000
      500      Gucci Group N.V. ......................    31,938
    2,500      Home Depot, lnc.+ .....................   125,312
    1,000      Nine West Group Inc.* .................    46,375
    7,500      OfficeMax, Inc.* ......................    79,687
                                                       ---------
                                                         347,600
                                                       ---------
               SEMICONDUCTORS--5.5%
    4,000      Adaptec, Inc.* ........................   160,000
    1,800      Altera Corporation* ...................   130,838
    1,600      Intel Corp. ...........................   209,501
    2,100      Xilinx, Inc.* .........................    77,306
                                                       ---------
                                                         577,645
                                                       ---------
               MISCELLANEOUS--2.0%
    1,900      Loewen Group Inc. .....................    74,338
    5,000      Service Corp. International ...........   140,000
                                                       ---------
                                                         214,338
                                                       ---------
               TOTAL COMMON STOCKS
                 (COST $5,148,472) ................... 5,966,327
                                                       ---------
               PREFERRED STOCK--.4%
               COMMUNICATIONS
      700      Nokia Corporation, ADR
                 (COST $33,021) ......................    40,338
                                                       ---------
               AUTOMOTIVE--4.2%
$ 200,000      Ford Motor Credit Corp.,
                 9.50%, 6/1/10 .......................   237,531
  200,000      General Motors Acceptance Corp.,
                 7.125%, 6/1/99 ......................   203,236
                                                       ---------
                                                         440,767
                                                       ---------
               CHEMICALS & PHARMACEUTICALS--2.0%
  200,000      WMX Technologies Corp.,
                 8.25%, 11/15/99 .....................   209,274
                                                       ---------
               ELECTRIC UTILITIES--.9%
  100,000      Cincinnati Gas & Electric Co.,
                 7.20%, 10/01/23 .....................    95,500
                                                       ---------
               FINANCIAL SERVICES--.9%
  100,000      Bank America Corp.,
                 7.125%, 05/12/05 ....................   100,754
                                                       ---------
               INSURANCE--1.0%
  100,000      Travelers Inc.,
                 7.75%, 06/15/99 .....................   102,602
                                                       ---------
               TOTAL CORPORATE BONDS
                 (COST $984,355) .....................   948,897
                                                       ---------
               U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS--13.7%
  200,000      U.S. Treasury Notes,
                 5.625%, 11/30/98 ....................   199,094
  200,000      U.S. Treasury Notes,
                 7.50%, 10/31/99 .....................   207,438
  200,000      U.S. Treasury Notes,
                 5.875%,11/30/01 .....................   197,094
  200,000      U.S. Treasury Bonds,
                 7.625%, 11/15/22 ....................   220,782
  200,000      Federal Home Loan Mortgage Corp.,
                 8.20%, 1/16/98 ......................   200,698
  200,000      Federal National Mortgage Association,
                 7.60%, 4/14/04 ......................   199,468
  200,000      Federal National Mortgage Association,
                 8.50%, 2/01/05 ......................   210,434
                                                       ---------
               TOTAL U.S. GOVERNMENT &
                 AGENCY OBLIGATIONS
                 (COST $1,389,688) ................... 1,435,008
                                                       ---------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------
PRINCIPAL                                                VALUE
 AMOUNT                                                  ------
--------
               SHORT-TERM INVESTMENTS--20.4%
               SHORT-TERM CORPORATE NOTES--12.4%
 $500,000      Countrywide Funding Corp.,
                 5.95%, 1/14/97 .................... $   498,926
  300,000      Dynamic Funding Corp., Series A,
                 6.08%, 1/03/97 ....................     299,899
  500,000      Ford Motor Credit Corp.,
                 5.88%, 1/02/97 ....................     499,917
                                                     -----------

               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $1,298,742) .................   1,298,742
                                                     -----------


               SHORT-TERM U.S. GOVERNMENT
                 OBLIGATIONS--4.7%
  250,000      U.S. Treasury Bills, 4.86%, 3/20/97 .     247,862
  250,000      U.S. Treasury Bills, 5.04%, 6/19/97 .     244,528
                                                     -----------

               TOTAL SHORT-TERM U.S. GOVERNMENT
                 OBLIGATIONS (COST $491,452) .......     492,390
                                                     -----------


               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--3.3%
               Securities Held Under Repurchase
                 Agreements, 6.50%-6.625%, 1/2/97,
                 with Bear, Stearns & Co. Inc., dtd
                 12/31/96, repurchase price $342,157;
                 collateralized  by U.S. Treasury
                 Strips (par value $1,290,000
                 due 2/15/16) ......................     342,033
                                                     -----------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $2,132,227) .................   2,133,165
                                                     -----------

TOTAL INVESTMENTS
  (COST $9,687,763)(A) ................  100.4%       10,523,735

Liabilities in Excess of Other Assets .    (.4)          (38,051)
                                         -----       -----------
NET ASSETS ............................  100.0%      $10,485,684
                                         =====       ===========


  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,687,763 amounted to $835,972 which consisted of aggregate gross unrealized appreciation of $1,036,598 and aggregate gross unrealized depreciation of $200,626.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO (i)
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------



                                                                               YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------
                                                         1996           1995          1994        1993         1992
------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                   $ 13.64       $  10.80       $  11.58     $ 10.77      $ 10.02
------------------------------------------------------------------------------------------------------------------------
   Net investment income                                   0.21(ii)       0.33(ii)       0.20        0.15         0.22
   Net realized and unrealized gain
     (loss) on investments                                 1.01           2.73          (0.70)       0.69         0.72
------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                    1.22           3.06          (0.50)       0.84         0.94
------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                   (0.73)         (0.22)         (0.13)      (0.03)       (0.19)
   Distributions from net realized gains                  (4.89)            --          (0.15)         --           --
------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                (5.62)         (0.22)         (0.28)      (0.03)       (0.19)
------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                         $  9.24       $  13.64       $  10.80     $ 11.58      $ 10.77
========================================================================================================================
   Total Return                                           10.17%         28.62%         (4.27%)      7.79%        9.48%
========================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)            $10,486       $  3,671       $ 10,394     $ 7,848      $ 4,009
========================================================================================================================
     Ratio of expenses to average net
       assets                                              1.14%          1.00%          1.08%       1.25%        1.25%
========================================================================================================================
     Decrease reflected in above expense
       ratios due to expense
       reimbursements                                        --             --             --        0.19%        0.42%
========================================================================================================================
     Ratio of net investment income to
       average net assets                                  2.06%          2.49%          2.30%       2.05%        1.99%
========================================================================================================================
     Portfolio Turnover Rate                              68.66%        113.02%         78.80%      85.46%       15.27%
========================================================================================================================
     Average Commission Rate Paid                       $ .0712
=====================================================================

 (i) Prior to October 1, 1992, the American Balanced Portfolio was the American Fixed Income Portfolio.
(ii) Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

   ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1996 (UNAUDITED)

--------------------------------------------------------------------------------

   The Alger American MidCap Growth Portfolio invests in mid-sized companies.

--------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION May 3, 1993
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE REPRESENTS A GRAPH CONTAINING PLOT POINTS]

                          Alger American        S&P Midcap
                           Midcap Growth        400 Index
                           -------------        ---------

5/23/93 ............        $ 10,000             $ 10,000
12/31/93 ...........          13,867               11,297
12/31/94 ...........          13,653               10,893
12/31/95 ...........          19,722               14,624
12/31/96 ...........          22,068               17,001


   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American MidCap Growth Portfolio and the S&P MidCap 400 Index on May 3, 1993, the inception date of the Alger American MidCap Growth Portfolio. Figures for the Alger American MidCap Growth Portfolio and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH December 31, 1996
--------------------------------------------------------------------------------

                                                                   AVERAGE ANNUAL TOTAL RETURN
                                                                1 YEAR             SINCE INCEPTION
                                                           -------------------------------------------
               ALGER AMERICAN MIDCAP GROWTH PORTFOLIO            11.90%                24.08%

               S&P MIDCAP 400 INDEX                              19.20%                15.56%
                                                           -------------------------------------------

   PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996
--------------------------------------------------------------------------------
   SHARES      COMMON STOCKS--93.7%                      VALUE
   ------                                                -----
               AEROSPACE--3.3%
   50,000      Greenwich Air Services Inc. CI. A ..  $ 1,125,000
  179,000      Gulfstream Aerospace Corp.* ........    4,340,750
  182,000      Sundstrand Corp. ...................    7,735,000
                                                    ------------
                                                      13,200,750
                                                    ------------
               APPAREL--1.6%
   48,500      Liz Claiborne Inc. .................    1,873,312
   24,900      Nautica Enterprises Inc.* ..........      628,725
   83,100      Tommy Hilfiger Corporation* ........    3,988,800
                                                    ------------
                                                       6,490,837
                                                    ------------
               BIO-TECHNOLOGY--1.0%
   78,400      BioChem Pharma Inc.*+ ..............    3,939,600
                                                    ------------
               BROADCASTING--.6%
   65,000      Univision Communications Inc. CI. A.    2,405,000
                                                    ------------
               BUSINESS SERVICES--1.6%
   84,500      Cintas Corp. .......................    4,964,375
   31,000      G & K Services Inc. Cl. A. .........    1,170,250
                                                    ------------
                                                       6,134,625
                                                    ------------
               COMMUNICATIONS--3.7%
  103,100      LCI International Inc.* ............    2,216,650
  210,800      Qualcomm Inc.* .....................    8,405,650
  156,100      WorldCom Inc.* .....................    4,068,434
                                                    ------------
                                                      14,690,734
                                                    ------------
               COMMUNICATIONS EQUIPMENT--5.8%
   66,600      Ascend Communications, lnc.* .......    4,137,525
   60,000      Cascade Communications Corp.* ......    3,307,500
   56,100      Cisco Systems, Inc.* ...............    3,569,363
  111,075      Glenayre Technologies Inc.* ........    2,395,110
   43,200      Pairgain Technologies Inc.* ........    1,314,922
  149,000      PictureTel Corp.* ..................    3,874,000
  109,000      Tellabs, Inc.* .....................    4,101,125
                                                    ------------
                                                      22,699,545
                                                    ------------
               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--3.0%
   66,000      Cable Design Technologies Corp.* ...    2,054,250
  110,000      Ingram Micro Inc. Cl. A* ...........    2,530,000
  101,000      3 Com Corp.* .......................    7,410,875
                                                    ------------
                                                      11,995,125
                                                    ------------
               COMPUTER SERVICES--.5%
   54,600      Cambridge Technology Partners Inc.*     1,832,540
                                                    ------------
               COMPUTER SOFTWARE--7.7%
   99,900      Compuware Corp.* ...................    5,007,488
   46,500      Electronics For lmaging Inc.* ......    3,824,625
   28,900      HBO & Company ......................    1,715,938
  269,200      Informix Corporation* ..............    5,484,950
   96,400      Learning Company Inc. (The)*+ ......    1,385,750
   87,500      Medic Computer Systems, lnc.* ......    3,527,388
  103,000      Parametric Technology Corporation* .    5,291,625
  203,000      Structural Dynamics Research Corp.*     4,060,000
                                                    ------------
                                                      30,297,764
                                                    ------------
               COMPUTER TECHNOLOGY--1.3%
   67,000      Citrix Systems, Inc.* ..............    2,617,221
   72,500      Sterling Commerce, lnc.* ...........    2,555,625
                                                    ------------
                                                       5,172,846
                                                    ------------
               CONGLOMERATE--.5%
   40,500      Tyco International Ltd. ............    2,141,438
                                                    ------------
               CONSUMER PRODUCTS--1.7%
  218,250      CUC International Inc.* ............    5,183,437
   29,000      Herman Miller Inc. .................    1,642,125
                                                    ------------
                                                       6,825,562
                                                    ------------
               ENERGY SERVICES--.7%
   59,000      Smith International Inc. ...........    2,647,625
                                                    ------------
               FINANCIAL SERVICES--8.5%
  125,300      Equifax Inc. .......................    3,837,313
  111,012      First Data Corporation+ ............    4,051,938
  126,400      Green Tree Financial Corp. .........    4,882,200
   84,800      Leasing Solutions Inc.* ............    2,183,600
   45,500      MBNA Corp. .........................    1,888,250
  303,500      Money Store Inc. (The)+ ............    8,384,188
  137,700      Schwab (Charles) Corporation (The)+     4,406,400
   91,400      SunAmerica Inc. ....................    4,055,875
                                                    ------------
                                                      33,689,764
                                                    ------------
               FOOD CHAINS--1.1%
  103,000      Safeway Inc.*+ .....................    4,403,250
                                                    ------------
               HEALTH CARE--.5%
   41,500      Access Health, Inc.* ...............    1,857,125
                                                    ------------
               INSURANCE--1.5%
   54,000      MGIC Investment Corp.+ .............    4,104,000
   43,000      Travelers/Aetna Property Casualty Corp.
                 Cl. A ............................    1,521,125
                                                     -----------
                                                       5,625,125
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------
   SHARES      COMMON STOCKS (C0NTINUED)                 VALUE
   ------                                                -----
               LEISURE & ENTERTAINMENT--3.2%
  457,300      International Game Technology ..... $   8,345,725
  203,000      Mirage Resorts, Incorporated* .....     4,389,875
                                                   -------------
                                                      12,735,600
                                                   -------------
               MACHINERY--.6%
   43,000      Case Corp. ........................     2,343,500
                                                   -------------
               MANUFACTURING--1.0%
  142,500      American Power Conversion Corp.* ..     3,883,125
                                                   -------------
               MEDICAL DEVICES--3.2%
   64,000      Boston Scientific Corp.* ..........     3,840,000
   25,000      Hologic, Inc.* ....................       618,750
   45,000      IDEXX Laboratories Inc.* ..........     1,620,000
   31,800      Mentor Corp. ......................       938,100
   54,000      STERIS Corp.* .....................     2,349,000
   80,600      Target Therapeutics, Inc.* ........     3,385,200
                                                   -------------
                                                      12,751,050
                                                   -------------
               MEDICAL SERVICES--1.1%
  155,000      PhyCor, Inc.* .....................     4,398,125
                                                   -------------
               METALS--1.0%
  120,000      Titanium Metals Corporation*+ .....     3,945,000
                                                   -------------
               OIL & GAS--3.9%
   79,000      B.J. Services Corp.*+ .............     4,029,000
  145,100      Global Marine Inc.* ...............     2,992,687
   90,900      Halliburton Co. ...................     5,476,725
   65,100      Tidewater Inc. ....................     2,945,775
                                                   -------------
                                                      15,444,187
                                                   -------------
               PAPER & PACKAGING
                 & FOREST PRODUCTS--1.3%
  120,000      Sealed Air Corp.*+ ................     4,995,000
                                                   -------------
               POLLUTION CONTROL--4.7%
  274,600      USA Waste Services, Inc.*+ ........     8,752,875
  116,000      U.S. Filter Corp.*+ ...............     3,683,000
  182,600      United Waste Systems, Inc.* .......     6,276,875
                                                   -------------
                                                      18,712,750
                                                   -------------
               RESTAURANTS &
                 LODGING--4.6%
  189,400      Boston Chicken Inc.*+ ..............    6,794,725
   95,300      Landry's Seafood Restaurants, lnc.*.    2,037,037
  243,300      Lone Star Steakhouse & Saloon, lnc.*+   6,508,275
  110,800      Outback Steakhouse, Inc.* ..........    2,963,900
                                                   -------------
                                                      18,303,937
                                                   -------------
               RETAILING--10.5%
  218,700      Dollar General Corp. ..............     6,998,400
  113,900      Gucci Group N.V. ..................     7,275,362
   17,000      Neiman Marcus Group, Inc. (The)* ..       433,500
  116,100      Nine West Group Inc.* .............     5,384,137
  495,300      OfficeMax, Inc.* ..................     5,262,563
  119,800      PetsMart Inc.*+ ...................     2,620,625
   76,600      Rite Aid Corp. ....................     3,044,850
  212,200      Sports Authority Inc. (The)*+ .....     4,615,350
   84,800      TJX Companies, Inc. ...............     4,017,400
   47,000      Tiffany & Co. .....................     1,721,375
                                                   -------------
                                                      41,373,562
                                                   -------------
               SEMICONDUCTORS--9.1%
  268,700      Adaptec, Inc.* ....................    10,748,000
  147,400      Altera Corporation* ...............    10,714,210
   47,800      Linear Technology Corporation .....     2,097,225
   43,600      Maxim Integrated Products, lnc.* ..     1,885,700
   39,400      Microchip Technology Incorporated*      2,004,475
  150,000      S3 Incorporated* ..................     2,437,500
  159,200      Xilinx, Inc.* .....................     5,860,630
                                                   -------------
                                                      35,747,740
                                                   -------------
               TRANSPORTATION--.6%
   76,000      Coach USA Inc.* ...................     2,204,000
                                                   -------------
               MISCELLANEOUS--4.3%
  220,800      Loewen Group Inc. .................     8,638,800
  298,000      Service Corp International ........     8,344,000
                                                   -------------
                                                      16,982,800
                                                   -------------
               TOTAL COMMON STOCKS
                 (COST $322,117,641) .............   369,869,631
                                                   -------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------
SHARES         PREFERRED STOCK--1.5%                   VALUE
------                                                 -----
               COMMUNICATIONS
  105,800      Nokia Corporation, ADR
                 (COST $5,108,232) ...............  $  6,096,725
                                                    ------------
  PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS--4.6%
  --------
               SHORT-TERM CORPORATE NOTES--3.3%
$5,000,000     Countrywide Funding Corp.,
                 5.95%, 1/14/ 97 .................     4,989,257
8,000,000      Dynamic Funding Corp., Series A,
                 6.08%, 1/03/ 97 .................     7,997,298
                                                    ------------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $12,986,555) ..............    12,986,555
                                                    ------------

               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--1.3%
               Securities Held Under Repurchase
                 Agreements, 6.50%,
                 1/2/97, with Bear, Stearns & Co. Inc.,
                 dtd 12/31/96, repurchase price
                 $5,302,050; collateralized by
                   U.S. Treasury Strips (par value
                 $19,865,000 due 2/15/16) ........     5,300,136
                                                    ------------

               Total Short-Term Investments
                 (COST $18,286,691) ..............    18,286,691
                                                    ------------

TOTAL INVESTMENTS
  (COST $345,512,564)(a) ..............   99.8%      394,253,047

Other Assets in Excess of Liabilities .     .2           593,687
                                         -----       -----------
NET ASSETS ............................  100.0%     $394,846,734
                                         =====       ===========


--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $345,512,564, amounted to $48,740,483 which consisted of aggregate gross unrealized appreciation of $59,552,909 and aggregate gross unrealized depreciation of $10,812,426.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------




                                                                      YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------
                                                           1996               1995                1994
----------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                 $  19.44          $  13.46              $ 13.72
----------------------------------------------------------------------------------------------------------
   Net investment income (loss)                             0.03             (0.03)                0.00(ii)
   Net realized and unrealized gain (loss)
   on investments                                           2.29              6.01                (0.21)
----------------------------------------------------------------------------------------------------------
       Total from investment operations                     2.32              5.98                (0.21)
   Distributions from net realized gains                   (0.41)               --                (0.05)
----------------------------------------------------------------------------------------------------------
   Net asset value, end of period                       $  21.35          $  19.44              $ 13.46
==========================================================================================================
   Total Return                                            11.90%            44.45%               (1.54%)
==========================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)          $394,847          $185,349              $62,178
==========================================================================================================
     Ratio of expenses to average net assets                0.84%             0.90%                0.97%
==========================================================================================================
     Decrease reflected in above expense ratio
       due to expense reimbursements                          --                --                   --
==========================================================================================================
     Ratio of net investment income (loss) to average
       net assets                                           0.08%            (0.25%)               0.03%
==========================================================================================================
     Portfolio Turnover Rate                               90.97%           104.74%               83.96%
==========================================================================================================
     Average Commission Rate Paid                       $  .0663
=======================================================================

                                                            FROM MAY 3, 1993
                                                            (COMMENCEMENT OF
                                                               OPERATIONS)
                                                         TO DECEMBER 31, 1993(I)
--------------------------------------------------------------------------------

   Net asset value, beginning of period                          $ 10.00
--------------------------------------------------------------------------------
   Net investment income (loss)                                    (0.02)
   Net realized and unrealized gain (loss) on investments           3.88
--------------------------------------------------------------------------------
       Total from investment operations                             3.86
   Distributions from net realized gains                           (0.14)
--------------------------------------------------------------------------------
   Net asset value, end of period                                $ 13.72
================================================================================
   Total Return                                                    38.67%
================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)                   $21,301
================================================================================
     Ratio of expenses to average net assets                        1.50%
================================================================================
     Decrease reflected in above expense ratio
       due to expense reimbursements                                0.03%
================================================================================
     Ratio of net investment income (loss) to average
       net assets                                                  (0.58%)
================================================================================
     Portfolio Turnover Rate                                       67.22%
================================================================================
     Average Commission Rate Paid
=========================================================

 (i)  Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1996 (UNAUDITED)

--------------------------------------------------------------------------------

   The Alger American Leveraged AllCap Portfolio focuses on companies with promising growth potential while using some special investment tools such as leveraging and options and futures transactions.


--------------------------------------------------------------------------------
   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION January 25, 1995
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE REPRESENTS A GRAPH CONTAINING PLOT POINTS]


                           Alger American
                          Leveraged AllCap    S&P 500 Index
                          ----------------    -------------
1/25/95 .................     $10,000              $10,000
12/31/95 ................      17,430               13,480
12/31/96 ................      19,529               16,586


   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Leveraged AllCap Portfolio and the S&P 500 Index on January 25, 1995, the inception date of the Alger American Leveraged AllCap Portfolio. Figures for the Alger American Leveraged AllCap Portfolio and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends.


--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON THROUGH DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                                    1 YEAR        SINCE INCEPTION
                                                                   -------------------------------
               ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO             12.04%            41.27%

               S&P 500 INDEX                                         22.96%            29.85%
                                                                   -------------------------------

   PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996
--------------------------------------------------------------------------------
 SHARES        COMMON STOCKS--96.8%                       VALUE
 ------                                                   -----
               AEROSPACE--5.3%
   8,800       Boeing Company (The) .................. $ 936,100
   6,500       Gulfstream Aerospace Corp.* ...........   157,625
  10,000       Sundstrand Corp. ......................   425,000
   5,100       United Technologies Corp. .............   336,600
                                                       ---------
                                                       1,855,325
                                                       ---------
               APPAREL--.4%
   1,600       Nautica Enterprises Inc.* .............    40,400
   2,000       Tommy Hilfiger Corporation* ...........    96,000
                                                       ---------
                                                         136,400
                                                       ---------
               BIO-TECHNOLOGY--1.7%
   2,500       Amgen Inc.* ...........................   135,938
   6,100       BioChem Pharma Inc.*+ .................   306,525
  12,000       CellPro Incorporated* .................   150,000
                                                       ---------
                                                         592,463
                                                       ---------
               BUSINESS SERVICES--1.2%
   9,900       Saville Systems PLC ADR* ..............   402,188
                                                       ---------
               CHEMICALS--2.1%
  18,500       Monsanto Co. ..........................   719,188
                                                       ---------
               COMMUNICATIONS--2.6%
  14,500       LCI International Inc.* ...............   311,750
   2,700       Lucent Technologies Inc. ..............   124,875
   3,700       Qualcomm Inc.* ........................   147,538
  13,700       WorldCom Inc.* ........................   357,063
                                                       ---------
                                                         941,226
                                                       ---------
               COMMUNICATIONS EQUIPMENT--12.5%
  16,100       Ascend Communications, lnc.* .......... 1,000,212
   7,000       Cascade Communications Corp.* .........   385,875
  16,000       Cisco Systems, Inc.* .................. 1,018,000
   7,775       Glenayre Technologies Inc* ............   167,652
  14,000       Pairgain Technologies Inc.* ...........   426,132
   9,600       PictureTel Corp.* .....................   249,600
  28,600       Tellabs, Inc.* ........................ 1,076,075
                                                       ---------
                                                       4,323,546
                                                       ---------
               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--4.9%
   4,200       Hewlett-Packard Company ...............   211,050
  14,800       Sun Microsystems Inc.* ................   380,182
  15,200       3 Com Corp.* .......................... 1,115,300
                                                       ---------
                                                       1,706,532
                                                       ---------
               COMPUTER SERVICES--2.3%
  10,000       FactSet Research Systems Inc.* ........   210,000
  11,800       Paychex, Inc. .........................   606,968
                                                       ---------
                                                         816,968
                                                       ---------
               COMPUTER SOFTWARE--11.7%
   2,600       Computer Associates International Inc.*   129,350
  10,000       Compuware Corp.* ......................   501,250
   8,700       Electronics For Imaging Inc.* .........   715,575
   9,900       HBO & Company .........................   587,813
  23,900       Informix Corporation* .................   486,963
   9,900       Learning Company Inc. (The)* ..........   142,313
   6,000       Medic Computer Systems, lnc.* .........   241,878
   8,200       Microsoft Corporation* ................   677,525
   5,000       Parametric Technology Corporation* ....   256,875
  18,100       Structural Dynamics Research Corp.* ...   362,000
                                                       ---------
                                                       4,101,542
                                                       ---------
               COMPUTER TECHNOLOGY--1.9%
   8,000       Citrix Systems, Inc.* .................   312,504
  10,300       Sterling Commerce, lnc.* ..............   363,075
                                                       ---------
                                                         675,579
                                                       ---------
               CONSUMER PRODUCTS--2.0%
   3,200       Colgate Palmolive Co. .................   295,200
   7,000       Nike, Inc. Cl. B ......................   418,250
                                                       ---------
                                                         713,450
                                                       ---------
               DEFENSE--.9%
   3,500       Lockheed Martin Corp. .................   320,250
                                                       ---------
               ENERGY & ENERGY SERVICES--1.4%
   4,800       Schlumberger Ltd. .....................   479,400
                                                       ---------
               FINANCIAL SERVICES--8.3%
   7,600       Chase Manhattan Corp. .................   678,300
   7,000       Citicorp ..............................   721,000
  18,000       First Data Corporation+ ...............   657,000
   3,000       Green Tree Financial Corp. ............   115,875
  14,600       Money Store Inc. (The)+ ...............   403,325
  10,000       Schwab (Charles) Corporation (The)+ ...   320,000
                                                       ---------
                                                       2,895,500
                                                       ---------
               FOOD CHAINS--.4%
   3,500       Safeway Inc.*+ ........................   149,625
                                                       ---------
               INSURANCE--2.2%
   7,000       American International Group Inc. .....   757,750
                                                       ---------
               LEISURE & ENTERTAINMENT--1.9%
  24,000       International Game Technology .........   438,000
  10,800       Mirage Resorts, Incorporated* .........   233,550
                                                       ---------
                                                         671,550
                                                       ---------
               MEDICAL DEVICES--3.5%
   8,700       ESC Medical Systems Ltd. ..............   221,850
  13,200       Hologic, Inc.* ........................   326,700
   1,000       Intercardia, Inc.* ....................    21,500
   8,000       Medtronic, Inc. .......................   544,000
   2,700       Target Therapeutics, Inc.* ............   113,400
                                                       ---------
                                                       1,227,450
                                                       ---------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------
 SHARES        COMMON STOCKS--(CONTINUED)                 VALUE
 ------                                                   -----
               MEDICAL SERVICES--2.4%
   5,600       Lincare Holdings Inc.* ..............   $ 229,600
  11,000       PhyCor, Inc.*+ ......................     312,125
   4,300       Quintiles Transnational Corp.* ......     284,875
                                                     -----------
                                                         826,600
                                                     -----------
               METALS--.5%
   5,000       Titanium Metals Corporation* ........     164,375
                                                     -----------
               OIL & GAS--.9%
   1,800       Halliburton Co. .....................     108,450
   4,800       Tidewater Inc. ......................     217,200
                                                     -----------
                                                         325,650
                                                     -----------
               PHARMACEUTICALS--6.2%
   1,500       Bristol Myers Squibb Co. ............     163,125
   9,000       Eli Lilly & Company .................     657,000
   6,200       Merck & Co., Inc. ...................     491,350
   3,600       Pfizer Inc. .........................     298,350
   7,500       Warner-Lambert & Co. ................     562,500
                                                     -----------
                                                       2,172,325
                                                     -----------
               POLLUTION CONTROL--1.2%
  10,000       USA Waste Services, Inc.* ...........     318,750
   3,200       United Waste Systems, Inc.* .........     110,000
                                                     -----------
                                                         428,750
                                                     -----------
               RESTAURANTS & LODGING--.6%
   7,900       Lone Star Steakhouse & Saloon Inc.* .     211,325
                                                     -----------
               RETAILING--7.2%
  10,500       Dollar General Corp. ................     336,000
  10,400       Gucci Group N.V. ....................     664,300
   7,500       Home Depot, lnc.+ ...................     375,937
   9,700       Nine West Group Inc.* ...............     449,837
  17,000       Sports Authority Inc. (The)* ........     369,750
   6,500       TJX Companies, Inc. .................     307,938
                                                     -----------
                                                       2,503,762
                                                     -----------
               SEMICONDUCTORS--7.8%
  19,200       Adaptec, Inc.* ......................     768,000
  12,900       Altera Corporation* .................     937,675
   1,600       Intel Corp. .........................     209,501
   4,300       Linear Technology Corporation .......     188,662
   6,600       Maxim Integrated Products, lnc.* ....     285,450
   9,000       Xilinx, Inc.* .......................     331,317
                                                     -----------
                                                       2,720,605
                                                     -----------
               MISCELLANEOUS--2.8%
  14,500       Loewen Group Inc. ...................     567,312
  14,000       Service Corp. International .........     392,000
                                                     -----------
                                                         959,312
                                                     -----------
               TOTAL COMMON STOCKS
                 (COST $31,404,661) ................  33,798,636
                                                     -----------
               PREFERRED STOCK--.6%
               COMMUNICATIONS
   3,700       Nokia Corporation, ADR
                 (COST $174,550) ...................     213,213
                                                     -----------
               SHORT TERM INVESTMENTS--4.0%

               SECURITIES HELD
                 UNDER REPURCHASE
                 AGREEMENTS
               Securities Held Under Repurchase
                 Agreements, 6.50%-6.625%, 1/2/97,
                 with Bear, Stearns & Co. Inc., dtd
                 12/31/96, repurchase price
                 $1,398,650; collateralized by
                 U.S. Treasury Strips (par
                 value $1,530,000 due 2/15/98)
                 (COST $1,398,139) ................    1,398,139
                                                     -----------

TOTAL INVESTMENTS
  (COST $32,977,350)(A) ..............   101.4%       35,409,988

Liabilities in Excess Of Other Assets.    (1.4)         (484,718)
                                         -----       -----------
NET ASSETS ...........................   100.0%      $34,925,270
                                         ======      ===========

--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $32,977,350, amounted to $2,432,638 which consisted of aggregate gross unrealized appreciation of $3,746,272 and aggregate gross unrealized depreciation of $1,313,634.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                                            FROM JANUARY 25, 1995
                                                                            YEAR ENDED        (COMMENCEMENT OF
                                                                           DECEMBER 31,           OPERATIONS)
                                                                               1996        TO DECEMBER 31, 1995(I)
---------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                                    $    17.43              $ 10.00
---------------------------------------------------------------------------------------------------------------------
   Net investment (loss)                                                        (0.03)(ii)           (0.03)
   Net realized and unrealized gain (loss) on investments                        2.14                 7.46
---------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                          2.11                 7.43
   Distribution from net realized gains                                         (0.18)                   --
---------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                                          $    19.36              $ 17.43
=====================================================================================================================
   Total Return                                                                 12.04%               74.30%
=====================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)                             $   34,925              $ 5,497
=====================================================================================================================
     Ratio of expenses excluding interest to average net assets                  1.06%                1.50%
=====================================================================================================================
     Ratio of expenses including interest to average net assets                  1.09%                1.56%
=====================================================================================================================
     Decrease reflected in above expense ratios
       due to expense reimbursements                                               --                 2.36%
=====================================================================================================================
     Ratio of net investment (loss) to average net assets                       (0.15%)              (0.71%)
=====================================================================================================================
     Portfolio Turnover Rate                                                   102.10%              178.23%
=====================================================================================================================
   Amount of debt outstanding at end of period                                     --                  --
=====================================================================================================================
   Average amount of debt outstanding during the period                    $   76,079              $ 8,122
=====================================================================================================================
   Average daily number of shares outstanding during the period             1,107,187               75,460
=====================================================================================================================
   Average amount of debt per share during the period                           $ .07              $  0.11
=====================================================================================================================
   Average Commission Rate Paid                                            $    .0682
==============================================================================================

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                              AMERICAN        AMERICAN
                                                                SMALL          INCOME
                                              AMERICAN       CAPITALIZA-         AND
                                               GROWTH           TION           GROWTH
                                              PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------
   ASSETS:
     Investments in securities, at value
       (identified cost*)--see accompany-
       ing schedules of investments        $1,024,844,901   $1,468,783,069    $21,466,121
     Receivable for investment securities
       sold                                    11,532,925       10,730,639             --
     Receivable for shares of beneficial
       interest sold                            6,171,974          686,631         52,160
     Interest and dividends receivable            568,180          274,594         14,938
     Other assets                                  16,876           28,519             --
-----------------------------------------------------------------------------------------
         Total Assets                       1,043,134,856    1,480,503,452     21,533,219
-----------------------------------------------------------------------------------------
   LIABILITIES:
     Payable for securities loaned             32,470,434               --        600,436
     Payable for investment securities
       purchased                               18,661,927        2,595,909             --
     Payable for shares of beneficial
       interest redeemed                          253,478        7,201,135          1,934
     Accrued investment management fees           648,454        1,080,267         11,151
     Accrued expenses                              72,195          107,672          9,458
-----------------------------------------------------------------------------------------
         Total Liabilities                     52,106,488       10,984,983        622,979
-----------------------------------------------------------------------------------------
   NET ASSETS                              $  991,028,368   $1,469,518,469    $20,910,240
=========================================================================================
   NET ASSETS CONSIST OF:
     Paid-in capital                       $  853,061,438   $1,226,865,358    $16,599,760
     Undistributed net investment
       income (accumulated loss)                3,745,616       (5,560,628)       150,862
     Undistributed net realized gain
       (accumulated loss)                       5,264,954       47,177,150      1,156,790
     Net unrealized appreciation              128,956,360      201,036,589      3,002,828
-----------------------------------------------------------------------------------------
   NET ASSETS                              $  991,028,368   $1,469,518,469    $20,910,240
=========================================================================================

   Shares of beneficial interest
     outstanding--Note 6                       28,868,474       35,924,690       2,482,48
=========================================================================================

   NET ASSET VALUE PER SHARE               $        34.33   $        40.91    $      8.42
=========================================================================================
   *Identified cost                        $  895,888,541   $1,267,746,480    $18,463,293
=========================================================================================


                                                            AMERICAN       AMERICAN
                                              AMERICAN       MIDCAP        LEVERAGED
                                              BALANCED       GROWTH         ALLCAP
                                             PORTFOLIO     PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------
   ASSETS:
     Investments in securities, at value
       (identified cost*)--see accompany-
       ing schedules of investments        $10,523,735   $ 394,253,047    $ 35,409,988
     Receivable for investment securities
       sold                                     63,837       4,422,652         118,367
     Receivable for shares of beneficial
       interest sold                            20,698         741,882         346,855
     Interest and dividends receivable          40,014          53,395           9,199
     Other assets                                  303           8,168             458
--------------------------------------------------------------------------------------
         Total Assets                       10,648,587     399,479,144      35,884,867
--------------------------------------------------------------------------------------
   LIABILITIES:
     Payable for securities loaned              66,334            --           914,436
     Payable for investment securities
       purchased                                74,638       3,761,381            --
     Payable for shares of beneficial
       interest redeemed                         6,295         556,311           1,097
     Accrued investment management fees          6,794         278,783          25,571
     Accrued expenses                            8,842          35,935          18,493
--------------------------------------------------------------------------------------
         Total Liabilities                     162,903       4,632,410         959,597
--------------------------------------------------------------------------------------
   NET ASSETS                              $10,485,684   $ 394,846,734    $ 34,925,270
======================================================================================
   NET ASSETS CONSIST OF:
     Paid-in capital                       $ 9,293,064   $ 340,402,368    $ 33,283,516
     Undistributed net investment
       income (accumulated loss)               147,959         (62,882)        (40,367)
     Undistributed net realized gain
       (accumulated loss)                      208,689       5,766,765        (750,517)
     Net unrealized appreciation               835,972      48,740,483       2,432,638
--------------------------------------------------------------------------------------
   NET ASSETS                              $10,485,684   $ 394,846,734    $ 34,925,270
======================================================================================

   Shares of beneficial interest
     outstanding--Note 6                     1,134,492      18,494,256       1,803,878
======================================================================================
   NET ASSET VALUE PER SHARE                      9.24           21.35           19.36
======================================================================================
   *Identified cost                        $ 9,687,763   $ 345,512,564    $ 32,977,350
======================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                        AMERICAN        AMERICAN
                                                                          SMALL          INCOME
                                                         AMERICAN      CAPITALIZA-         AND
                                                           GROWTH          TION           GROWTH
                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                             $ 5,084,368   $  8,662,712    $  106,242
    Dividends                                              4,541,995      1,218,045       154,109
-------------------------------------------------------------------------------------------------
      Total Income                                         9,626,363      9,880,757       260,351
-------------------------------------------------------------------------------------------------
  Expenses:
    Management fees-- Note 3(a)                            5,604,710     10,617,051        92,934
    Interest expense                                            --             --            --
    Custodian fees                                           183,801        324,785        13,791
    Transfer Agent fees                                        2,500          2,500         2,500
    Professional fees                                         26,498         26,498         2,093
    Trustees' fees                                             4,000          4,000         4,000
    Miscellaneous                                             47,579         77,071         5,078
-------------------------------------------------------------------------------------------------
      Total Expenses                                       5,869,088     11,051,905       120,396
-------------------------------------------------------------------------------------------------
Net Investment Income
  (Loss)                                                   3,757,275     (1,171,148)      139,955
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments               10,026,741     74,215,000     1,169,219
    Net change in unrealized appreciation
      (depreciation) on investments                       75,821,385    (40,231,403)    1,638,507
-------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
        on investments                                    85,848,126     33,983,597     2,807,726
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                             $89,605,401   $ 32,812,449    $2,947,681
=================================================================================================


                                                                     AMERICAN    AMERICAN
                                                     AMERICAN         MIDCAP     LEVERAGED
                                                     BALANCED         GROWTH      ALLCAP
                                                     PORTFOLIO       PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                           $  210,102   $ 2,103,965   $   116,532
    Dividends                                              28,016       596,804        79,611
---------------------------------------------------------------------------------------------
      Total Income                                        238,118     2,700,769       196,143
---------------------------------------------------------------------------------------------
  Expenses:
    Management fees-- Note 3(a)                            55,775     2,330,374       177,612
    Interest expense                                         --            --           6,433
    Custodian fees                                         16,263        86,704        25,179
    Transfer Agent fees                                     2,500         2,500         2,500
    Professional fees                                       2,727        13,165         4,355
    Trustees' fees                                          4,000         4,000         4,000
    Miscellaneous                                           3,400        22,127         8,366
---------------------------------------------------------------------------------------------
      Total Expenses                                       84,665     2,458,870       228,445
---------------------------------------------------------------------------------------------
Net Investment Income
  (Loss)                                                  153,453       241,899       (32,302)
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments               215,191     9,953,972      (496,035)
---------------------------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       327,089    17,131,537     2,028,927
---------------------------------------------------------------------------------------------
      Net realized and unrealized gain
        on investments                                    542,280    27,085,509     1,532,892
---------------------------------------------------------------------------------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                           $  695,733   $27,327,408   $ 1,500,590
=============================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 1996

-----------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN CASH
   Cash flows from operating activities:
     Interest received                                                                  $     116,197
     Dividends received                                                                        72,865
     Operating expenses paid                                                                 (193,711)
     Disposition (purchase) of short-term securities, net                                    (185,661)
     Purchase of portfolio securities                                                     (47,681,604)
     Proceeds from disposition of portfolio securities                                     19,447,087
     Other                                                                                       (446)
-----------------------------------------------------------------------------------------------------
         Net cash provided by (used in) operating activities                              (28,425,273)
-----------------------------------------------------------------------------------------------------
   Cash flows from financing activities:
     Dividends paid                                                                          (145,132)
     Proceeds from shares sold and dividends reinvested                                    39,611,775
     Payments on shares redeemed                                                          (11,767,133)
     Increase (decrease) in cash collateral received on securities loaned                     725,763
-----------------------------------------------------------------------------------------------------
         Net cash provided by (used in) financing activities                               28,425,273
-----------------------------------------------------------------------------------------------------
   Net increase in cash                                                                            --
   Cash--beginning of year                                                                         --
-----------------------------------------------------------------------------------------------------
   Cash--end of year                                                                    $          --
=====================================================================================================
   RECONCILIATION  OF NET  INCREASE IN NET ASSETS TO NET CASH  PROVIDED BY (USED
   IN) OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                                 $   1,500,590
   (Increase) decrease in investments                                                     (27,415,506)
   (Increase) decrease in receivable for investments sold                                    (118,367)
   (Increase) decrease in interest and dividends receivable                                    (7,081)
   Increase (decrease) in payable for investments purchased                                  (886,306)
   Net realized (gain) loss                                                                   496,035
   Net (increase) decrease in unrealized appreciation                                      (2,028,927)
   Increase (decrease) in accrued expenses                                                     26,185
   Net (increase) decrease in other assets                                                      8,104
-----------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                  $ (28,425,273)
=====================================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                             AMERICAN
                                                              AMERICAN        INCOME
                                              AMERICAN          SMALL           AND
                                               GROWTH      CAPITALIZATION     GROWTH
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------
   Net investment income (loss)             $  3,757,275  $   (1,171,148)  $    139,955
   Net realized gain (loss) on investments    10,026,741      74,215,000      1,169,219
   Net change in unrealized appreciation
     (depreciation) on investments            75,821,385     (40,231,403)     1,638,507
---------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                          89,605,401      32,812,449      2,947,681
   Dividends to shareholders:
     Net investment income                      (460,331)             --       (229,100)
     Net realized gains                      (19,459,452)     (4,872,722)    (7,658,484)
   Additional paid-in capital                         --       1,653,352             --
   Net increase from
     shares of beneficial
     interest transactions-- Note 6          418,369,211     455,713,242     17,210,684
---------------------------------------------------------------------------------------------
       Total increase                        488,054,829     485,306,321     12,270,781
   Net Assets
     Beginning of year                       502,973,539     984,212,148      8,639,459
---------------------------------------------------------------------------------------------
     End of year                            $991,028,368  $1,469,518,469   $ 20,910,240
=============================================================================================
     Undistributed net investment income
       (accumulated loss)                   $  3,745,616  $  (5,560,628)   $    150,862
=============================================================================================



                                                            AMERICAN       AMERICAN
                                             AMERICAN        MIDCAP        LEVERAGED
                                             BALANCED        GROWTH         ALLCAP
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------
   Net investment income (loss)             $   153,453   $     241,899  $   (32,302)
   Net realized gain (loss) on investments      215,191       9,953,972     (496,035)
   Net change in unrealized appreciation
     (depreciation) on investments              327,089      17,131,537    2,028,927
-------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                            695,733      27,327,408    1,500,590
   Dividends to shareholders:
     Net investment income                     (324,679)             --           --
     Net realized gains                      (2,173,260)     (5,502,860)    (145,132)
   Additional paid-in capital                        --              --           --
   Net increase from
     shares of beneficial
     interest transactions-- Note 6           8,616,721     187,673,423   28,072,726
-------------------------------------------------------------------------------------
       Total increase                         6,814,515     209,497,971   29,428,184
   Net Assets
     Beginning of year                        3,671,169     185,348,763    5,497,086
-------------------------------------------------------------------------------------
     End of year                            $10,485,684   $ 394,846,734  $34,925,270
=====================================================================================
     Undistributed net investment income
       (accumulated loss)                   $   147,959   $     (62,882) $   (40,367)
=====================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                             AMERICAN
                                                              AMERICAN        INCOME
                                              AMERICAN          SMALL           AND
                                               GROWTH      CAPITALIZATION     GROWTH
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
   Net investment income (loss)             $    447,177    $ (3,177,269)  $    229,201
   Net realized gain (loss) on investments    15,710,698      (5,203,810)    10,080,314
   Net change in unrealized appreciation
     on investments                           42,409,681     195,831,810        678,273
----------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                          58,567,556     187,450,731     10,987,788
   Dividends to shareholders:
     Net investment income                      (480,697)             --       (352,788)
     Net realized gains                       (1,703,042)             --             --
   Net increase (decrease) from
     shares of beneficial interest
     transactions-- Note 6                   296,199,246     399,724,319    (31,130,440)
----------------------------------------------------------------------------------------
       Total increase (decrease)             352,583,063     587,175,050    (20,495,440)
   Net Assets
     Beginning of year                       150,390,476     397,037,098     29,134,899
----------------------------------------------------------------------------------------
     End of year                            $502,973,539    $984,212,148   $  8,639,459
========================================================================================
     Undistributed net investment income
       (accumulated loss)                   $    448,672    $ (4,389,480)  $    240,007
========================================================================================


                                                             AMERICAN       AMERICAN
                                              AMERICAN        MIDCAP        LEVERAGED
                                              BALANCED        GROWTH         ALLCAP
                                              PORTFOLIO      PORTFOLIO    PORTFOLIO(*)
--------------------------------------------------------------------------------------
   Net investment income (loss)             $    320,176    $   (275,972)  $   (8,065)
   Net realized gain (loss) on investments     2,423,578       3,625,757     (109,350)
   Net change in unrealized appreciation
     on investments                              354,713      26,654,319      403,711
--------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                           3,098,467      30,004,104      286,296
   Dividends to shareholders:
     Net investment income                      (217,622)        (10,668)          --
     Net realized gains                               --              --           --
   Net increase (decrease) from
     shares of beneficial interest
     transactions-- Note 6                    (9,604,163)     93,177,691    5,210,790
--------------------------------------------------------------------------------------
       Total increase (decrease)              (6,723,318)    123,171,127    5,497,086
   Net Assets
     Beginning of year                        10,394,487      62,177,636           --
--------------------------------------------------------------------------------------
     End of year                            $  3,671,169    $185,348,763   $5,497,086
======================================================================================
     Undistributed net investment income
       (accumulated loss)                   $    319,185    $   (304,781)  $   (8,065)
======================================================================================

(*)  Commenced operations January 25, 1995.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996
--------------------------------------------------------------------------------

NOTE 1--GENERAL:
The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six classes of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively "the Portfolios"). Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:
(a) INVESTMENT VALUATION: Investments of the Portfolios are valued at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers, and are collateralized by U.S. Government securities. Such collateral is verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At December 31, 1996, the value of securities loaned and collateral received thereon were as follows:

                                     VALUE OF
                                    SECURITIES        VALUE OF
                                      LOANED         COLLATERAL
                                     ---------        ---------
American Growth Portfolio......    $ 31,835,521     $ 32,470,434
American Small Capitalization
  Portfolio....................     191,128,175      194,952,709
American Income and Growth
  Portfolio....................         607,566          600,436
American Balanced Portfolio....          66,196           66,334
American MidCap Growth
  Portfolio....................      21,686,890       22,121,524
American Leveraged AllCap
  Portfolio....................         894,625          914,436


(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

Dividends from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At December 31, 1996, the net capital loss carryforward of the American Leveraged AllCap Portfolio which may be used to offset future net realized gains was approximately $678,000, and expires in 2004.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 1996
--------------------------------------------------------------------------------

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of the Investment Management Agreements (the "Agreements") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:


American Growth Portfolio............................      .750%
American Small Capitalization Portfolio..............      .850
American Income and Growth Portfolio.................      .625
American Balanced Portfolio..........................      .750
American MidCap Growth Portfolio.....................      .800
American Leveraged AllCap Portfolio..................      .850

The Agreements further provide that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the year ended December 31, 1996, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $1,406,836, $1,731,476, $50,688, $9,748, $561,637
and $42,363, respectively, in connection with securities transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), whereby Services will act as transfer agent for the Fund for a fee of $2,500 per year, per Portfolio, plus out-of-pocket expenses.

(d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services. At December 31, 1996, Alger Inc. and affiliates owned 36,243 shares, 21,807 shares, 2,836 shares, 2,380 shares, 1 share, and 24,714 shares of the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio, respectively.

During the year ended December 31, 1996, Alger Management contributed additional paid in capital of approximately $1,653,000 to the American Small Capitalization Portfolio for the purpose of correcting an error.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1996, were as follows:

                                     PURCHASES          SALES
                                     ---------          -----
American Growth Portfolio......  $  975,333,681   $  548,414,442
American Small Capitalization
  Portfolio....................   1,657,330,520    1,213,617,574
American Income and Growth
  Portfolio....................      25,498,206       15,777,721
American Balanced Portfolio....       8,484,423        3,900,167
American MidCap Growth
  Portfolio....................     412,327,838      233,284,595
American Leveraged AllCap
  Portfolio....................      46,795,298       19,565,454


NOTE 5--SHORT-TERM BORROWINGS:

The American Leveraged AllCap Portfolio has a line of credit with a bank whereby it may borrow up to one-third of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. During the year ended December 31, 1996, the American Leveraged AllCap Portfolio had borrowings which averaged $76,079 at a weighted average interest rate of 8.32%.

NOTE 6--SHARE CAPITAL:
The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)

DECEMBER 31, 1996
--------------------------------------------------------------------------------

During the year ended December 31, 1996, transactions of shares of beneficial interest were as follows:
                                        SHARES         AMOUNT
                                        ------         -------
American Growth
  Portfolio:
    Shares sold................      19,647,051     $642,965,537
    Dividends reinvested.......         603,264       19,919,783
                                     ----------     ------------
                                     20,250,315      662,885,320
    Shares redeemed............      (7,525,422)    (244,516,109)
                                     ----------     ------------
      Net increase.............      12,724,893     $418,369,211
                                     ==========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Small Capitalization
   Portfolio:
    Shares sold................      23,962,644     $986,432,069
    Dividends reinvested.......         107,827        4,872,722
                                     ----------     ------------
                                     24,070,471      991,304,791
    Shares redeemed............     (13,122,238)    (535,591,549)
                                     ----------     ------------
      Net increase.............      10,948,233     $455,713,242
                                     ==========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Income and Growth
   Portfolio:
    Shares sold................       1,280,083     $ 12,357,144
    Dividends reinvested.......       1,064,451        7,887,584
                                     ----------     ------------
                                      2,344,534       20,244,728
    Shares redeemed............        (347,790)      (3,034,044)
                                     ----------     ------------
      Net increase.............       1,996,744     $ 17,210,684
                                     ==========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Balanced
   Portfolio:
    Shares sold................         701,980     $  7,239,916
    Dividends reinvested.......         278,167        2,497,939
                                     ----------     ------------
                                        980,147        9,737,855
    Shares redeemed............        (114,847)     (1,121,134)
                                     ----------     ------------
      Net increase.............         865,300     $  8,616,721
                                     ==========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American MidCap Growth
   Portfolio:
    Shares sold................      16,365,480     $340,608,341
    Dividends reinvested.......         252,773        5,502,860
                                     ----------     ------------
                                     16,618,253      346,111,201
    Shares redeemed............      (7,657,192)    (158,437,778)
                                     ----------     ------------
      Net increase.............       8,961,061     $187,673,423
                                     ==========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Leveraged AllCap
   Portfolio:
    Shares sold................       2,109,229     $ 39,694,878
    Dividends reinvested.......           7,221          145,132
                                     ----------     ------------
                                      2,116,450       39,840,010
    Shares redeemed............        (627,954)     (11,767,284)
                                     ----------     ------------
      Net increase.............       1,488,496     $ 28,072,726
                                     ==========     ============


During the year ended December 31, 1995, transactions of shares of beneficial interest were as follows:
                                        SHARES         AMOUNT
                                        ------         -------
American Growth
  Portfolio:
    Shares sold................      13,397,031     $401,141,672
    Dividends reinvested.......          84,119        2,183,739
                                     ----------     ------------
                                     13,481,150      403,325,411
    Shares redeemed............      (3,839,223)    (107,126,165)
                                     ----------     ------------
      Net increase.............       9,641,927     $296,199,246
                                     ==========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Small Capitalization
   Portfolio:
    Shares sold................      18,702,535     $691,048,373
    Shares redeemed............      (8,263,881)    (291,324,054)
                                     ----------     ------------
      Net increase.............      10,438,654     $399,724,319
                                     ==========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Income and Growth
   Portfolio:
    Shares sold................         887,706     $ 14,574,940
    Dividends reinvested.......          23,363          352,788
                                     ----------     ------------
                                        911,069       14,927,728
    Shares redeemed............      (2,616,215)     (46,058,168)
                                     ----------     ------------
      Net decrease.............      (1,705,146)    $(31,130,440)
                                     ==========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Balanced
   Portfolio:
    Shares sold................         392,582     $  4,925,776
    Dividends reinvested.......          18,568          217,622
                                     ----------     ------------
                                        411,150        5,143,398
    Shares redeemed............      (1,104,001)     (14,747,561)
                                     ----------     ------------
      Net decrease.............        (692,851)    $ (9,604,163)
                                     ==========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American MidCap Growth
   Portfolio:
    Shares sold................       8,606,684     $160,082,716
    Dividends reinvested.......             706           10,668
                                     ----------     ------------
                                      8,607,390      160,093,384
    Shares redeemed............      (3,694,620)     (66,915,693)
                                     ----------     ------------
      Net increase.............       4,912,770     $ 93,177,691
                                     ==========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Leveraged AllCap
   Portfolio:
    Shares sold................         405,310     $  6,744,547
    Shares redeemed............         (89,928)      (1,533,757)
                                     ----------     ------------
      Net increase.............         315,382     $  5,210,790
                                     ==========     ============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND
  BOARD OF TRUSTEES OF THE ALGER AMERICAN FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio) as of December 31, 1996, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund as of December 31, 1996, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                               ARTHUR ANDERSEN LLP

New York, New York
January 31, 1997


40